united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd St., Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Small-Cap Insider Buying Fund
(CTVAX, CTVCX, CTVIX)
Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Enhanced Core Fund
(formerly, Catalyst IPOx Allocation Fund)
(OIPAX, OIPCX, OIPIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)
Catalyst Buyback Strategy Fund
(BUYAX, BUYCX, BUYIX)
Catalyst Growth of Income Fund
(CGGAX, CGGCX, CGGIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX, CLTCX, CLTIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst MLP & Infrastructure Fund
(MLXAX, MLXCX, MLXIX)

December 31, 2019

Mutual Fund Series Trust

Beginning January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds website, www.catalystmf.com rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Funds at 1-866-447-4228. Your election to receive reports in paper will apply to all funds held within the fund complex.

You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Funds at 1-866-447-4228. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Shareholder Letters and Investment Review	Page 1

Portfolios of Investments	Page 10

Statements of Assets and Liabilities	Page 27

Statements of Operations	Page 29

Statements of Changes in Net Assets	Page 31

Financial Highlights	Page 34

Notes to Financial Statements	Page 52

Supplemental Information	Page 66

Expense Example	Page 70

Privacy Notice	Page 71

Catalyst Small-Cap Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	(6.49)%	(0.64)%	(2.60)%	2.00%	3.72%
Class A with load	(11.87)%	(6.35)%	(3.75)%	1.39%	3.26%
Class C	(6.81)%	(1.43)%	(3.32)%	1.23%	2.98%
Class I	(6.38)%	(0.42)%	(2.36)%	2.25%	7.44%
Russell 2000 Total Return Index(a)	7.30%	25.53%	8.23%	11.83%	8.16%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.37% for Class A, 3.12% for Class C and 2.12% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Russell 2000 Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Investors cannot invest directly in an index.

**	Inception date is July 31, 2006 for Class A, Class C and the benchmark, and March 27, 2009 for Class I.

Top Ten Holdings by Industry	% of Net Assets
Banks	15.7%
Software	15.2%
Healthcare Products	9.1%
Healthcare Services	7.0%
Commercial Services	5.2%
Aerospace/Defense	5.0%
Pharmaceuticals	4.7%
Energy	4.7%
Computers	4.2%
Internet	4.1%
Other/Cash & Equivalents	25.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	5.08%	23.91%	6.03%	10.69%
Class A with load	(0.96)%	16.79%	4.78%	9.91%
Class C	4.72%	22.96%	5.25%	10.17%
Class I	5.23%	24.20%	6.29%	5.61%
S&P 500 Total Return Index(a)	10.92%	31.49%	11.70%	13.86%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.63% for Class A, 2.38% for Class C and 1.38% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011 for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry	% of Net Assets
Software	18.6%
Biotechnology	17.4%
Internet	15.6%
Diversified Financial Services	11.5%
Commercial Services	9.4%
Retail	5.3%
Aerospace/Defense	4.8%
Advertising	4.7%
Private Equity	4.6%
Electric	3.6%
Other/Cash & Equivalents	4.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Enhanced Core Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized
	Six Month Return	1 Year Return	Since Inception**
Class A	3.51%	28.74%	14.10%
Class A with load	(2.41)%	21.37%	12.52%
Class C	3.13%	27.71%	13.22%
Class I	3.62%	29.01%	14.36%
S&P 500 Total Return Index(a)	10.92%	31.49%	15.36%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 4.58% for Class A, 5.33% for Class C and 4.33% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is September 30, 2015.

Top Ten Holdings by Security Type	% of Net Assets
Convertible Bonds	59.5%
Corporate Bonds	28.7%
U.S. Government Securities	4.6%
Other/Cash & Equivalents	7.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	0.99%	11.14%	9.26%	14.29%
Class A with load	(4.81)%	4.75%	7.97%	13.45%
Class C	0.66%	10.36%	8.45%	13.43%
Class I	1.09%	11.38%	9.54%	10.82%
S&P 500 Total Return Index(a)	10.92%	31.49%	11.70%	14.89%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 1.45% for Class A, 2.20% for Class C and 1.21% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 22, 2011, for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry	% of Net Assets
Healthcare Products	13.2%
Semiconductors	12.7%
Software	10.6%
Insurance	9.9%
Real Estate Investment Trusts	6.1%
Aerospace/Defense	6.0%
Electrical Components & Equipment	5.2%
Lodging	4.9%
Cosmetics/Personal Care	4.9%
Diversified Financial Services	4.3%
Other/Cash & Equivalents	22.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Buyback Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	3.57%	17.09%	8.30%	6.63%
Class A with load	(2.42)%	10.34%	7.02%	5.58%
Class C	3.23%	16.27%	7.50%	5.85%
Class I	3.70%	17.45%	8.55%	6.91%
Russell 3000 Total Return(a)	10.37%	31.02%	11.24%	11.46%
S&P 500 Total Return Index(b)	10.92%	31.49%	11.70%	12.03%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 years are annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.80% for Class A, 2.55% for Class C and 1.55% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Russell 3000 Total Return Index”, is a market capitalization-weighted index of the 3,000 largest U.S. traded stocks. Investors cannot invest directly in an index.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 31, 2013.

Top Ten Holdings by Industry	% of Net Assets
Retail	15.6%
Commercial Services	10.0%
Internet	8.0%
Banks	8.0%
Software	8.0%
Diversified Financial Services	7.8%
Miscellaneous Manufacturing	6.0%
Home Builders	4.0%
Semiconductors	3.9%
Oil & Gas	2.1%
Other/Cash & Equivalents	26.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Growth of Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	8.36%	17.96%	4.93%	8.88%	8.75%
Class A with load	2.13%	11.18%	3.69%	8.24%	8.11%
Class C	7.82%	16.99%	4.14%	8.04%	7.91%
Class I	8.44%	18.47%	5.29%	N/A	9.56%
S&P 500 Total Return Index(a)	10.92%	31.49%	11.70%	13.56%	13.44%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 3.57% for Class A, 4.32% for Class C and 3.32% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 30, 2009 for Class A, Class C and benchmark, and November 24, 2010 for Class I.

Top Ten Holdings by Security Type *	% of Net Assets
Real Estate Investment Trusts	93.9%
Short-Term Investments	10.0%
Other Liabilities	(3.9)%
100.0%

* Based on market value

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	0.43%	2.77%	4.18%	9.77%
Class A with load	(5.36)%	(3.16)%	2.96%	8.91%
Class C	0.12%	2.01%	3.40%	8.97%
Class I	0.65%	3.07%	4.45%	5.25%
Lipper Flexible Portfolio Funds Index(a)	5.95%	19.67%	6.27%	7.75%
S&P 500 Total Return Index(b)	10.92%	31.49%	11.70%	14.53%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.82% for Class A, 2.56% for Class C, and 1.56% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Lipper Flexible Portfolio Funds Index,” is an unmanaged index that, by portfolio practice, allocates its investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the United States. Investors cannot invest directly in an index.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012, for Class A, Class C and the benchmarks, and June 6, 2014, for Class I.

Top Ten Holdings by Security Type	% of Net Assets
U.S. Government Securities	91.2%
Short-Term Investments	8.6%
Other/Cash & Equivalents	0.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	4.00%	17.28%	7.61%	8.47%
Class A with load	(1.98)%	10.53%	6.34%	7.71%
Class C	3.60%	16.37%	6.79%	7.64%
Class I	4.16%	17.54%	7.90%	6.33%
MSCI All Country World Stock Index(a)	9.18%	27.30%	9.00%	9.17%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.62% for Class A, 2.37% for Class C, and 1.37% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry (long only)	% of Net Assets
Food	14.2%
Telecommunications	9.9%
Pharmaceuticals	9.8%
Agriculture	8.0%
Semiconductors	7.6%
Investment Companies	4.8%
Environmental Control	4.3%
Chemicals	3.9%
Oil & Gas	3.9%
Software	3.8%
Other/Cash & Equivalents	29.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst MLP & Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(5.20)%	11.80%	(6.92)%	(6.91)%
Class A with load	(10.65)%	5.46%	(8.02)%	(8.00)%
Class C	(5.57)%	10.73%	(7.60)%	(7.58)%
Class I	(5.08)%	12.03%	(6.68)%	(6.67)%
Alerian MLP Total Return Index(a)	(8.89)%	6.56%	(7.00)%	(6.77)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s latest prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 1.73% for Class A, 2.48% for Class C, and 1.48% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Pipelines	92.6%
Oil & Gas	3.8%
Gas	3.6%
Other Liabilities	0.0%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCK - 99.4%
	ADVERTISING - 2.6%
1,000	Trade Desk, Inc. *	$259,780

	AEROSPACE/DEFENSE - 5.0%
7,200	Mercury Systems, Inc. *	497,592

	BANKS - 15.7%
15,000	Bank OZK	457,575
800	Carolina Financial Corp.	34,584
1,000	CenterState Bank Corp.	24,980
200	Horizon Bancorp, Inc.	3,800
7,100	Nicolet Bankshares, Inc. *	524,335
13,600	ServisFirst Bancshares, Inc.	512,448
125	Walker & Dunlop, Inc.	8,085
78	WesBanco, Inc.	2,948
		1,568,755
	BUILDING MATERIALS - 1.8%
3,500	Patrick Industries, Inc.	183,505

	COAL - 2.4%
11,800	Natural Resource Partners LP	237,298

	COMMERCIAL SERVICES - 5.2%
34,300	International Money Express, Inc. *	412,972
900	Paylocity Holding Corp. *	108,738
		521,710
	COMPUTERS - 4.2%
2,900	CyberArk Software Ltd. *	338,082
1,100	Varonis Systems, Inc. *	85,481
		423,563
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
420	Mr. Cooper Group, Inc. *	5,254

	ENERGY-ALTERNATE SOURCES - 4.7%
4,900	SolarEdge Technologies, Inc. *	465,941

	ENGINEERING & CONSTRUCTION - 3.5%
5,000	Exponent, Inc.	345,050

	FOOD - 3.7%
11,900	Simply Good Foods Co. *	339,626
1,500	Sprouts Farmers Market, Inc. *	29,025
		368,651
	HEALTHCARE PRODUCTS - 9.1%
11,300	BioTelemetry, Inc. *	523,190
4,200	Repligen Corp. *	388,500
		911,690

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COMMON STOCK - 99.4% (Continued)
	HEALTHCARE SERVICES - 7.0%
7,100	Ensign Group, Inc.	$322,127
11,350	The Pennant Group, Inc. *	375,344
		697,471
	HOME FURNISHINGS - 0.3%
500	iRobot Corp. *	25,315

	INSURANCE - 0.1%
150	Trupanion, Inc. *	5,619

	INTERNET - 4.1%
9,500	Mimecast Ltd. *	412,110

	LEISURE PRODUCTS - 4.1%
9,900	Malibu Boats, Inc. *	405,405

	MISCELLANEOUS MANUFACTURING - 2.2%
3,000	Axon Enterprise, Inc. * ^	219,840

	PHARMACEUTICALS - 4.7%
95,000	Amenal Pharmaceuticals, Inc. *	457,900
800	Corcept Therapeutics, Inc. * ^	9,680
		467,580
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
500	PennyMac Mortgage Investment Trust	11,145
800	Two Harbors Investment Corp.	11,696
		22,841
	RETAIL - 3.5%
17,400	At Home Group, Inc. * ^	95,700
150	Carvana Co. * ^	13,808
850	Ollie’s Bargain Outlet Holdings, Inc. *	55,514
77,400	Party City Holdings, Inc. * ^	181,116
		346,138
	SOFTWARE - 15.2%
9,700	Blackline, Inc. *	500,132
2,500	New Relic, Inc. *	164,275
27,900	Red Violet, Inc. * ^	516,429
23,600	Yext, Inc. * ^	340,312
		1,521,148
	TELECOMMUNICATIONS - 0.1%
150	LogMeIn, Inc. ^	12,861

	WATER - 0.0%
100	California Water Service Group	5,156

	TOTAL COMMON STOCK (Cost - $9,487,868)	9,930,273

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 8.4%
838,004	Mount Vernon Liquid Assets Portfolio LLC, 1.80% + #	$838,004
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $838,004)

	TOTAL INVESTMENTS - 107.8% (Cost - $10,325,872)	$10,768,277
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8)%	(774,819)
	NET ASSETS - 100.0%	$9,993,458

*	Non-income producing security.

LLC - Limited Liability Company

LP - Limited Partnership

+	Variable rate security. Rate is as of December 31, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $812,704 at December 31, 2019.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCK - 99.9%
	ADVERTISING - 4.7%
9,100	Trade Desk, Inc. * ^	$2,363,998

	AEROSPACE/DEFENSE - 4.8%
100	HEICO Corp. ^	11,415
4,300	TransDigm Group, Inc. ^	2,408,000
		2,419,415
	BEVERAGES - 0.2%
1,800	Monster Beverage Corp. *	114,390

	BIOTECHNOLOGY - 17.4%
412,000	Amarin Corp. PLC - ADR * ^	8,833,280

	BUILDING MATERIALS - 0.0%
25	Lennox International, Inc. ^	6,099

	COMMERCIAL SERVICES - 9.4%
9,400	Bright Horizons Family Solutions, Inc. *	1,412,726
131	Global Payments, Inc.	23,915
12,000	HealthEquity, Inc. *	888,840
28,600	IHS Markit Ltd. *	2,155,010
2,100	PayPal Holdings, Inc. *	227,157
100	S&P Global, Inc.	27,305
150	TransUnion	12,842
		4,747,795
	DIVERSIFIED FINANCIAL SERVICES - 11.5%
700	Charles Schwab Corp. ^	33,292
8,200	Mastercard, Inc.	2,448,438
25,800	Pagseguro Digital Ltd. *	881,328
13,000	Visa, Inc. ^	2,442,700
		5,805,758
	ELECTRIC - 3.6%
150	Consolidated Edison, Inc.	13,570
7,400	NextEra Energy, Inc.	1,791,984
		1,805,554
	HEALTHCARE PRODUCTS - 3.2%
1,200	Align Technology, Inc. *	334,848
7,400	Insulet Corp. *	1,266,880
25	Stryker Corp.	5,249
		1,606,977
	INTERNET - 15.6%
700	GoDaddy, Inc. *	47,544
8,000	InterActiveCorp. *	1,992,880
8,850	Palo Alto Networks, Inc. *	2,046,562
11,500	Proofpoint, Inc. *	1,319,970
14,700	RingCentral, Inc. *	2,479,449
		7,886,405
	LEISURE PRODUCTS - 0.3%
1,600	Norwegian Cruise Line Holdings Ltd. *	93,456
700	Royal Caribbean Cruises Ltd.	93,457
		186,913
	MACHINERY-DIVERSIFIED - 0.1%
100	Roper Technologies, Inc.	35,423

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COMMON STOCK - 99.9% (Continued)
	PRIVATE EQUITY - 4.6%
79,300	KKR & Co., Inc.	$2,313,181

	REAL ESTATE INVESTMENT TRUST - 0.3%
17,500	Annaly Capital Management, Inc.	164,850

	RETAIL - 5.3%
50	AutoZone, Inc. *	59,566
7,300	Carvana Co. * ^	671,965
400	Dollar Tree, Inc. *	37,620
700	Five Below, Inc. *	89,502
50	Home Depot, Inc.	10,919
4,100	O’Reilly Automotive, Inc. *	1,796,866
		2,666,438
	SEMICONDUCTORS - 0.2%
300	Broadcom, Inc. ^	94,806

	SOFTWARE - 18.6%
200	Adobe, Inc. *	65,962
2,300	Fiserv, Inc. * ^	265,949
15,600	Microsoft Corp.	2,460,120
8,900	Paycom Software, Inc. * ^	2,356,364
8,500	ServiceNow, Inc. *	2,399,720
17,300	Twilio, Inc. * ^	1,700,244
1,000	VMware, Inc. ^	151,790
		9,400,149
	WATER - 0.1%
900	Aqua America, Inc. ^	42,246

	TOTAL COMMON STOCK (Cost - $45,007,715)	50,493,677

	COLLATERAL FOR SECURITIES LOANED - 28.9%
14,633,294	Mount Vernon Liquid Assets Portfolio LLC, 1.80% + #	14,633,294
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $14,633,294)

	TOTAL INVESTMENTS - 128.8% (Cost - $59,641,009)	$65,126,971
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.8)%	(14,559,426)
	NET ASSETS - 100.0%	$50,567,545

*	Non-income producing security.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

+	Variable rate security. Rate is as of December 31, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $14,504,002 at December 31, 2019.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 59.5%
	BIOTECHNOLOGY - 3.9%
$150,000	Exact Sciences Corp.	0.375	3/15/2027	$170,344

	COMMERCIAL SERVICES - 2.6%
100,000	Square, Inc.	0.500	5/15/2023	111,998

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
100,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125	9/1/2022	120,942

	INTERNET - 18.6%
100,000	8x8, Inc. - 144A	0.500	2/1/2024	100,060
190,000	FireEye, Inc.	0.875	6/1/2024	191,931
200,000	Palo Alto Network, Inc.	0.750	7/1/2023	221,098
100,000	Wayfair, Inc. - 144A	1.000	8/15/2026	88,442
210,000	Zillow Group, Inc.	1.500	7/1/2023	202,110
				803,641
	REAL ESTATE INVESTMENT TRUSTS - 18.1%
190,000	Arbor Realty Trust, Inc. - 144A	4.750	11/1/2022	190,183
100,000	Blackstone Mortgage Trust, Inc.	4.750	3/15/2023	107,453
100,000	Granite Point Mortgage Trust, Inc.	6.375	10/1/2023	104,625
190,000	PennyMac Corp. - 144A	5.500	11/1/2024	189,111
185,000	Two Harbors Investment Corp.	6.250	1/15/2022	192,441
				783,813
	SOFTWARE - 11.2%
100,000	Coupa Software, Inc. - 144A	0.125	6/15/2025	118,486
130,000	Guidewire Software, Inc.	1.250	3/15/2025	153,415
175,000	Splunk, Inc.	0.500	9/15/2023	211,094
				482,995
	TRANSPORTATION - 2.3%
100,000	Air Transport Services Group, Inc.	1.125	10/15/2024	97,676

	TOTAL CONVERTIBLE BONDS (Cost - $2,523,307)			2,571,409

	CORPORATE BONDS - 28.7%
	AEROSPACE/DEFENSE - 4.4%
175,000	TransDigm, Inc.	7.500	3/15/2027	191,739

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
185,000	Oppenheimer Holdings, Inc.	6.750	7/1/2022	191,475

	HEALTHCARE SERVICES - 1.9%
80,000	Centene Corp.	6.125	2/15/2024	83,100

	INTERNET - 3.7%
140,000	Netflix, Inc.	6.375	5/15/2029	159,684

	INVESTMENT COMPANIES - 4.5%
185,000	Icahn Enterprise LP	6.750	2/1/2024	192,477

	RETAIL - 9.8%
400,000	Carvana Corp. - 144A	8.875	10/1/2023	422,748

	TOTAL CORPORATE BONDS (Cost - $1,223,371)			1,241,223

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT SECURITIES - 4.6%
	U.S. TREASURY NOTE - 4.6%
$200,000	United States Treasury Note +	2.375	11/15/2049	$199,953
	TOTAL U.S. GOVERNMENT SECURITIES (Cost - $202,867)

	TOTAL INVESTMENTS - 92.8% (Cost - $3,949,545)			$4,012,585
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%			309,745
	NET ASSETS - 100.0%			$4,322,330

LP - Limited Partnership

+	All or a portion of this security is held as collateral for open futures contracts.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019 the total market value of 144A securities is $1,109,030 or 25.66% of net assets.

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	Depreciation
	OPEN LONG FUTURES CONTRACTS - 1.7%
26	E-mini S&P 500 Future Index	$4,200,430	3/20/2020	$71,180
12	Micro E-mini S&P 500 Future Index	193,866	3/20/2020	2,734
	TOTAL UNREALIZED APPRECIATION FROM OPEN LONG FUTURE CONTRACTS			$73,914

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCK - 100.0%
	AEROSPACE/DEFENSE - 6.0%
26,400	Lockheed Martin Corp.	$10,279,632
7,400	TransDigm Group, Inc. ^	4,144,000
		14,423,632
	BANKS - 2.0%
35,500	JPMorgan Chase & Co.	4,948,700

	BEVERAGES - 3.2%
141,300	Coca-Cola Co.	7,820,955

	COMMERCIAL SERVICES - 3.5%
35,300	Moody’s Corp.	8,380,573

	COSMETICS/PERSONAL CARE - 4.9%
94,500	Procter & Gamble Co.	11,803,050

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
385,500	Western Union Co. ^	10,323,690

	ELECTRICAL COMPONENTS & EQUIPMENT - 5.2%
125,500	Ametek, Inc.	12,517,370

	ELECTRONICS - 2.4%
32,600	Honeywell International, Inc.	5,770,200

	FOOD - 3.2%
52,100	Hershey Co.	7,657,658

	HEALTHCARE PRODUCTS - 13.2%
160,000	Abbott Laboratories	13,897,600
40,100	Haemonetics Corp. *	4,607,490
62,800	Medtronic PLC	7,124,660
17,100	Teleflex, Inc. ^	6,437,124
		32,066,874
	HOME BUILDERS - 3.8%
176,800	D.R. Horton, Inc.	9,326,200

	INSURANCE - 9.9%
222,800	Aflac, Inc.	11,786,120
58,500	Aon PLC	12,184,965
		23,971,085
	LODGING - 4.9%
108,000	Hilton Worldwide Holdings, Inc. ^	11,978,280

	PRIVATE EQUITY - 4.1%
177,000	The Blackstone Group, Inc. ^	9,901,380

	REAL ESTATE INVESTMENT TRUSTS - 6.1%
64,500	American Tower Corp. ^	14,823,390

The accompanying notes are integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COMMON STOCK - 100.0% (Continued)
	SEMICONDUCTORS - 12.7%
49,000	KLA-Tencor Corp.	$8,730,330
405,200	Marvell Technology Group Ltd. ^	10,762,112
163,600	Teradyne, Inc. ^	11,155,884
		30,648,326
	SOFTWARE - 10.6%
77,500	Akamai Technologies, Inc. * ^	6,694,450
58,700	Aspen Technology, Inc. *	7,098,591
44,900	Paycom Software, Inc. *	11,887,724
		25,680,765
	TOTAL COMMON STOCK (Cost - $208,188,994)	242,042,128

	COLLATERAL FOR SECURITIES LOANED - 17.5%
42,326,260	Mount Vernon Liquid Assets Portfolio LLC, 1.80% + #	42,326,260
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $42,326,260)

	TOTAL INVESTMENTS - 117.5% (Cost - $250,515,254)	$284,368,388
	LIABILITES IN EXCESS OF OTHER ASSETS - (17.5)%	(42,386,848)
	NET ASSETS - 100.0%	$241,981,540

*	Non-income producing security.

LLC - Limited Liability Company

PLC - Public Limited Company

+	Variable rate security. Rate is as of December 31, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $41,275,590 at December 31, 2019.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are integral part of these financial statements.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCK - 99.2%
	AEROSPACE/DEFENSE - 2.0%
1,200	Lockheed Martin Corp.	$467,256

	AIRLINES - 2.0%
24,700	JetBlue Airways Corp. *	462,384

	BANKS - 8.0%
9,000	Bank of New York Mellon Corp.	452,970
6,000	Citigroup, Inc. ^	479,340
3,400	JPMorgan Chase & Co.	473,960
9,100	Morgan Stanley	465,192
		1,871,462
	BIOTECHNOLOGY - 2.0%
1,550	Biogen, Inc. *	459,932

	COMMERCIAL SERVICES - 10.0%
2,750	Automatic Data Processing, Inc.	468,875
6,600	Booz Allen Hamilton Holding Corp.	469,458
25,500	Career Education Corp. *	468,945
1,750	Cintas Corp.	470,890
19,500	TrueBlue, Inc. *	469,170
		2,347,338
	COMPUTERS - 2.0%
1,700	Apple, Inc.	499,205

	DISTRIBUTION/WHOLESALE - 2.0%
2,200	Pool Corp.	467,236

	DIVERSIFIED FINANCIAL SERIVCES - 7.8%
3,700	American Express Co.	460,613
1,550	Mastercard, Inc.	462,814
33,000	Navient Corp.	451,440
2,500	Visa, Inc. ^	469,750
		1,844,617
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
4,650	AMETEK, Inc.	463,791

	ELECTRONICS - 1.9%
11,100	Jabil, Inc.	458,763

	HEALTHCARE PRODUCTS - 2.0%
4,000	Haemonetics Corp. *	459,600

	HEALTHCARE SERVICES - 2.0%
1,275	Humana, Inc.	467,313

	HOME BUILDERS - 4.0%
8,900	D.R. Horton, Inc.	469,475
125	NVR, Inc. * ^	476,051
		945,526
	INSURANCE - 1.9%
25,000	CNO Financial Group, Inc.	453,250

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COMMON STOCK - 99.2% (Continued)
	INTERNET - 8.0%
230	Booking Holdings, Inc. *	$472,358
3,275	CDW Corp.	467,801
2,250	Facebook, Inc. *	461,812
2,450	VeriSign, Inc. *	472,066
		1,874,037
	LODGING - 2.0%
4,200	Hilton Worldwide Holdings, Inc.	465,822

	MACHINERY CONSTRUCTION & MINING - 2.0%
5,000	Oshkosh Corp.	473,250

	MISCELLANEOUS MANUFACTURING - 6.0%
2,900	Carlisle Companies, Inc.	469,336
4,950	Eaton Corp. PLC	468,864
6,350	ITT, Inc.	469,329
		1,407,529
	OIL & GAS - 2.1%
5,600	Concho Resources, Inc.	490,392

	RETAIL - 15.6%
380	AutoZone, Inc. *	452,698
5,250	Best Buy Co., Inc. ^	460,950
2,950	Dollar General Corp.	460,141
2,100	Home Depot, Inc.	458,598
2,100	RH * ^	448,350
4,000	Ross Stores, Inc.	465,680
3,600	Target Corp.	461,556
3,900	Walmart, Inc.	463,476
		3,671,449
	SEMICONDUCTORS - 3.9%
5,700	Cirrus Logic, Inc. *	469,737
3,900	Qorvo, Inc. *	453,297
		923,034
	SOFTWARE - 8.0%
6,700	Cadence Design Systems, Inc. *	464,712
1,250	Fair Isaac Corp. *	468,350
3,000	Microsoft Corp. ^	473,100
1,800	MSCI, Inc.	464,724
		1,870,886
	TRANSPORTATION - 2.0%
3,000	Kansas City Southern	459,480

	TOTAL COMMON STOCK (Cost - $23,070,470)	23,303,552

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 11.7%
2,739,299	Mount Vernon Liquid Assets Portfolio LLC, 1.80% + #	$2,739,299
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,739,299)

	TOTAL INVESTMENTS - 110.9% (Cost - $25,809,769)	$26,042,851
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9)%	(2,556,685)
	NET ASSETS - 100.0%	$23,486,166

PLC - Public Limited Company

*	Non-income producing security.

+	Variable rate security. Rate is as of December 31, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,688,972 at December 31, 2019.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCK - 93.9%
	REAL ESTATE INVESTMENT TRUSTS - 93.9%
	DIVERSIFIED - 6.1%
6,420	New Residential Investment Corp.	$103,426

	MORTGAGE - 87.1%
1,360	AG Mortgage Investment Trust, Inc.	20,971
9,350	AGNC Investment Corp.	165,308
23,225	Annaly Capital Management, Inc.	218,780
3,000	Anworth Mortgage Asset Corp.	10,560
3,335	Apollo Commercial Real Estate Finance, Inc.	60,997
1,945	Arbor Realty Trust, Inc.	27,911
1,280	Ares Commercial Real Estate Corp.	20,275
1,485	Armour Residential REIT, Inc.	26,537
2,745	Blackstone Mortgage Trust, Inc. ^	102,169
2,100	Capstead Mortgage Corp.	16,632
810	Cherry Hill Mortgage Investment Corp.	11,818
3,990	Chimera Investment Corp.	82,034
818	Dynex Capital, Inc.	13,857
2,070	Exantas Capital Corp.	24,447
2,275	Granite Point Mortgage Trust, Inc.	41,815
3,125	Invesco Mortgage Capital, Inc.	52,031
2,165	KKR Real Estate Finance Trust, Inc.	44,209
2,240	Ladder Capital Corp.	40,410
9,590	MFA Financial, Inc.	73,364
7,395	New York Mortgage Trust, Inc.	46,071
1,405	Orchid Island Capital, Inc.	8,219
1,990	PennyMac Mortgage Investment Trust	44,357
3,145	Redwood Trust, Inc.	52,018
5,110	Starwood Property Trust, Inc.	127,035
2,300	TPG RE Finance Trust, Inc.	46,621
5,025	Two Harbors Investment Corp.	73,465
1,830	Western Asset Mortgage Capital Corp.	18,904
		1,470,815
	STORAGE - 0.7%
615	Jernigan Capital, Inc.	11,771

	TOTAL COMMON STOCK (Cost - $1,583,848)	1,586,012

	SHORT-TERM INVESTMENTS - 10.0%
169,694	First American Government Obligations Fund - Class U, 1.53% *	169,694
	TOTAL SHORT-TERM INVESTMENTS (Cost - $169,694)

	COLLATERAL FOR SECURITIES LOANED - 2.3%
38,152	Mount Vernon Liquid Assets Portfolio LLC, 1.80% + #	38,152
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $38,152)

	TOTAL INVESTMENTS - 106.2% (Cost - $1,791,694)	$1,793,858
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%	(105,136)
	NET ASSETS - 100.0%	$1,688,722

LLC - Limited Liability Company

*	Rate shown represents the rate at December 31, 2019, is subject to change and resets daily.

+	Variable rate security. Rate is as of December 31, 2019.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $37,369 at December 31, 2019.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal		Coupon Rate (%)	Expiration Date	Value
	U.S. GOVERNMENT SECURITIES - 91.2%
	U.S. TREASURY NOTES - 91.2%
$4,457,000	United States Treasury Note	2.250	2/15/2021	$4,487,468
4,457,000	United States Treasury Note	2.875	11/15/2021	4,563,028
4,300,000	United States Treasury Note	2.375	3/15/2022	4,375,166
4,457,000	United States Treasury Note	2.875	9/30/2023	4,655,911
4,000,000	United States Treasury Note	2.875	11/30/2023	4,184,688
4,457,000	United States Treasury Note	2.625	12/31/2023	4,624,137
4,300,000	United States Treasury Note	2.125	7/31/2024	4,384,656
5,000,000	United States Treasury Note	2.000	2/15/2025	5,073,828
4,457,000	United States Treasury Note	2.875	4/30/2025	4,720,764
4,000,000	United States Treasury Note	3.000	9/30/2025	4,273,594
	TOTAL U.S. GOVERNMENT SECURITIES (Cost - $44,141,145)			45,343,240

	SHORT-TERM INVESTMENTS - 8.6%
	U.S. TREASURY BILLS - 8.6%
4,300,000	United States Treasury Bill	1.460 *	2/27/2020	4,289,933
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,284,341)

	TOTAL INVESTMENTS - 99.8% (Cost - $48,425,486)			$49,633,173
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			89,803
	NET ASSETS - 100.0%			$49,722,976

*	Rate shown represents the discount rate at date of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCK - 87.4%
	AEROSPACE/DEFENSE - 2.5%
100,000	Kratos Defense & Security Solutions, Inc. *	$1,801,000

	AGRICULTURE - 8.0%
49,300	Bunge Ltd.	2,837,215
117,000	Imperial Brands PLC - ADR	2,901,600
		5,738,815
	BEVERAGES - 3.4%
128,500	Distell Group Holdings Ltd.	1,220,352
1,800,000	Thai Beverage PCL	1,191,388
		2,411,740
	CHEMICALS - 3.9%
128,400	Mosaic Co. +	2,778,576

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
79,500	JSE Ltd.	679,504

	ENTERTAINMENT - 2.2%
50,500	SeaWorld Entertainment, Inc. *	1,601,355

	ENVIRONMENTAL CONTROL - 4.3%
35,954	Tetra Tech, Inc.	3,097,797

	FOOD - 14.2%
54,950	Campbell Soup Co.	2,715,629
280,492	Cloetta AB	949,850
4,499,000	First Pacific Co. Ltd.	1,530,115
198,000	GrainCorp. Ltd.	1,055,016
515,200	Grupo Herdez S.A.B. DE C.V	1,023,361
16,550	Nestle SA - ADR	1,791,703
73,000	Tiger Brands Ltd. *	1,099,999
		10,165,673
	HOUSEHOLD PRODUCTS/WARES - 1.9%
83,000	Reckitt Benckiser Group PLC - ADR	1,374,480

	INTERNET - 2.9%
56,500	eBay, Inc.	2,040,215

	INVESTMENT COMPANIES - 4.8%
41,500	Pargesa Holding SA	3,447,798

	LODGING - 1.0%
20,930	MGM Resorts International +	696,341

	OIL & GAS - 3.9%
39,500	Exxon Mobil Corp.	2,756,310

	PHARMACEUTICALS - 9.8%
11,800	Johnson & Johnson	1,721,266
24,550	Novartis AG - ADR	2,324,639
59,650	Sanofi - ADR	2,994,430
		7,040,335
	RETAIL - 2.6%
232,720	Del Taco Restaurants, Inc. *	1,839,652

	SEMICONDUCTORS - 7.6%
32,500	Micron Technology, Inc. *	1,747,850
31,400	Synaptics, Inc. *	2,065,178
21,200	Teradyne, Inc. +	1,445,628
		5,258,656

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Value
	COMMON STOCK - 87.4% (Continued)
	SOFTWARE - 3.8%
17,300	Microsoft Corp.	$2,728,210

	TELECOMMUNICATIONS - 9.9%
51,500	Cisco Systems, Inc.	2,469,940
156,106	Orange SA - ADR	2,277,586
121,000	Vodafone Group PLC - ADR	2,338,930
		7,086,456

	TOTAL COMMON STOCK (Cost - $53,134,167)	62,542,913

	CLOSED-END FUND - 3.0%
144,000	Sprott Physical Gold and Silver Trust	2,111,040
	TOTAL CLOSED-END FUND (Cost - $1,917,569)

	TOTAL INVESTMENTS - 90.4% (Cost - $55,051,736)	$64,653,953
	OTHER ASSETS LESS LIABILITIES - 9.6%	6,844,742
	NET ASSETS - 100.0%	$71,498,695

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.7)% *
85	MGM Resorts International	Pershing	$340,000	1/15/2021 - $40.00	$12,537
75	Mosaic Co.	Pershing	240,000	1/17/2020 - $32.00	150
175	Teradyne, Inc.	Pershing	735,000	1/17/2020 - $42.00	459,375
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $79,618)				$472,062

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCK - 100.0%
	GAS - 3.6%
5,358	Atmos Energy Corp.	$599,346
16,563	NiSource, Inc.	461,114
10,484	Northwest Natural Holding Co.	772,985
7,152	ONE Gas, inc.	669,213
23,284	South Jersey Industries, Inc.	767,906
8,629	Southwest Gas Holdings, Inc.	655,545
8,955	Spire, Inc.	746,041
64,580	Western Midstream Partners LP	1,271,580
		5,943,730
	OIL & GAS - 3.8%
50,328	Marathon Petroleum Corp.	3,032,262
438,916	Tellurian, Inc. *	3,195,309
		6,227,571
	PIPELINES - 92.6%
220,064	Cheniere Energy, Inc. *	13,439,309
75,361	Crestwood Equity Partners LP	2,322,626
190,346	Enbridge, Inc.	7,570,060
1,046,173	Energy Transfer LP	13,422,400
1,079,566	EnLink Midstream LLC	6,617,740
423,159	Enterprise Products Partners LP	11,916,157
517,368	Equitrans Midstream Corp.	6,912,037
220,534	Gibson Energy, Inc.	4,522,074
369,451	Inter Pipeline Ltd.	6,421,766
172,442	Keyera Corp.	4,523,984
359,613	Kinder Morgan, Inc.	7,613,007
67,849	Magellan Midstream Corp.	4,265,667
1,694	MPLX LP	43,129
134,988	NuStar Energy LP	3,489,440
101,030	ONEOK, Inc.	7,644,940
326,635	Pembina Pipeline Corp.	12,105,093
355,479	Plains GP Holdings LP	6,736,327
315,964	Targa Resources Corp.	12,900,810
144,665	TC Energy Corp.	7,712,091
536,344	Williams Companies, Inc.	12,722,080
		152,900,737

	TOTAL COMMON STOCK (Cost - $174,479,165)	165,072,038

	TOTAL INVESTMENTS - 100.0% (Cost - $174,479,165)	$165,072,038
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(7,744)
	NET ASSETS - 100.0%	$165,064,294

*	Non-income producing security.

LLC - Limited Liability Company

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2019

	Catalyst			Catalyst
	Small-Cap Insider	Catalyst Insider	Catalyst Enhanced	Dynamic Alpha	Catalyst Buyback
	Buying Fund	Buying Fund	Core Fund	Fund	Strategy Fund

ASSETS:
Investment in Securities, at Cost	$10,325,872	$59,641,009	$3,949,545	$250,515,254	$25,809,769
Investment in Securities, at Value	$10,768,277	$65,126,971	$4,012,585	$284,368,388	$26,042,851
Cash	59,696	128,956	91,686	310,800	175,446
Deposits with Broker	—	—	133,670	—	—
Receivable for securities sold	253,031	—	—	1,020,826	—
Receivable for Fund shares sold	—	51,954	19,497	21,190	10,097
Dividends and interest receivable	4,088	144,987	44,893	364,786	6,180
Futures unrealized appreciation	—	—	73,914	—	—
Due from Manager	—	—	4,672	—	—
Prepaid expenses and other assets	27,213	33,567	13,876	43,235	25,983
Total Assets	11,112,305	65,486,435	4,394,793	286,129,225	26,260,557

LIABILITIES:
Payable upon return of securities loaned	838,004	14,633,294	—	42,326,260	2,739,299
Payable for securities purchased	205,572	—	—	—	—
Payable for Fund shares redeemed	39,838	186,685	55,346	1,338,504	—
Management fees payable	1,323	37,588	—	179,516	13,463
Trustee fee payable	2,592	2,595	2,602	2,603	2,477
Payable to related parties	1,026	3,954	1,082	23,814	1,292
Compliance Officer fees payable	—	85	—	—	—
Accrued 12b-1 fees	11,475	28,671	1,707	179,423	3,155
Accrued expenses and other liabilities	19,017	26,018	11,726	97,565	14,705
Total Liabilities	1,118,847	14,918,890	72,463	44,147,685	2,774,391

Net Assets	$9,993,458	$50,567,545	$4,322,330	$241,981,540	$23,486,166

NET ASSETS CONSIST OF:
Paid in capital	$41,329,734	$57,517,840	$4,033,787	$214,975,478	$22,397,699
Accumulated gain (loss)	(31,336,276)	(6,950,295)	288,543	27,006,062	1,088,467
Net Assets	$9,993,458	$50,567,545	$4,322,330	$241,981,540	$23,486,166

Class A
Net Assets	$5,683,439	$18,879,600	$1,512,750	$99,014,181	$7,046,306
Shares of beneficial interest outstanding (a)	406,920	931,881	101,956	5,033,058	625,609
Net asset value per share (Net assets/shares outstanding)	$13.97	$20.26	$14.84	$19.67	$11.26
Maximum offering price per share (b)	$14.82	$21.50	$15.75	$20.87	$11.95
Minimum redemption price per share (c)	$13.83	$20.06	$14.69	$19.47	$11.15

Class C
Net Assets	$1,648,839	$11,445,854	$247,911	$46,081,624	$6,576,689
Shares of beneficial interest outstanding (a)	125,527	579,282	17,336	2,514,623	605,798
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.14	$19.76	$14.30	$18.33	$10.86

Class I
Net Assets	$2,661,180	$20,242,091	$2,561,669	$96,885,735	$9,863,171
Shares of beneficial interest outstanding (a)	188,865	985,788	170,766	4,882,369	868,029
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.09	$20.53	$15.00	$19.84	$11.36

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2019

	Catalyst	Catalyst/Lyons
	Growth of	Tactical	Catalyst/MAP	Catalyst MLP &
	Income Fund	Allocation Fund	Global Equity Fund	Infrastructure Fund

ASSETS:
Investment in Securities, at Cost	$1,791,694	$48,425,486	$55,051,736	$174,479,165
Investment in Securities, at Value	$1,793,858	$49,633,173	$64,653,953	$165,072,038
Cash	—	331,419	6,882,268	862
Receivable for securities sold	6,051	—	104,953	749,803
Receivable for Fund shares sold	75	5,921	64,969	284,872
Dividends and interest receivable	31,842	256,610	355,240	299,395
Due from Manager	8,462	—	—	—
Prepaid expenses and other assets	17,533	34,607	29,545	47,795
Total Assets	1,857,821	50,261,730	72,090,928	166,454,765

LIABILITIES:
Options written, at value (premiums received, at cost $0, $0, $79,618, $0)	—	—	472,062	—
Payable upon return of securities loaned	38,152	—	—	—
Payable for securities purchased	97,689	—	—	—
Payable for Fund shares redeemed	12,896	448,207	42,925	840,567
Line of credit outstanding	—	—	—	267,000
Management fees payable	—	37,671	36,683	167,497
Trustee fee payable	2,538	2,587	2,531	2,436
Payable to related parties	39	5,093	4,861	12,780
Compliance Officer fees payable	—	690	81	613
Accrued 12b-1 fees	7,560	12,139	14,989	62,267
Accrued expenses and other liabilities	10,225	32,367	18,101	37,311
Total Liabilities	169,099	538,754	592,233	1,390,471

Net Assets	$1,688,722	$49,722,976	$71,498,695	$165,064,294

NET ASSETS CONSIST OF:
Paid in capital	$1,674,727	$48,355,008	$62,800,560	$208,469,987
Accumulated gain (loss)	13,995	1,367,968	8,698,135	(43,405,693)
Net Assets	$1,688,722	$49,722,976	$71,498,695	$165,064,294

Class A
Net Assets	$1,000,971	$9,326,995	$12,861,880	$45,152,665
Shares of beneficial interest outstanding (a)	145,878	677,253	867,709	11,207,358
Net asset value per share (Net assets/shares outstanding)	$6.86	$13.77	$14.82	$4.03
Maximum offering price per share (b)	$7.28	$14.61	$15.73	$4.28
Minimum redemption price per share (c)	$6.79	$13.63	$14.67	$3.99

Class C
Net Assets	$210,317	$17,990,687	$11,045,417	$31,301,989
Shares of beneficial interest outstanding (a)	32,136	1,327,742	761,076	7,778,788
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$6.54	$13.55	$14.51	$4.02

Class I
Net Assets	$477,434	$22,405,294	$47,591,398	$88,609,640
Shares of beneficial interest outstanding (a)	68,940	1,635,850	3,212,191	21,921,883
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$6.93	$13.70	$14.82	$4.04

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2019

	Catalyst	Catalyst		Catalyst
	Small-Cap Insider	Insider	Catalyst Enhanced	Dynamic Alpha	Catalyst Buyback
	Buying Fund	Buying Fund	Core Fund	Fund	Strategy Fund

Investment Income:
Dividend income	$25,242	$364,530	$12,430	$2,151,640	$165,741
Interest income	939	2,596	15,788	14,685	1,131
Securities lending - net	1,495	3,184	968	10,177	1,671
Foreign tax withheld	—	—	(120)	—	—
Total Investment Income	27,676	370,310	29,066	2,176,502	168,543

Operating Expenses:
Investment management fees	67,915	253,657	25,751	1,456,764	118,410
12b-1 Fees:
Class A	7,447	24,535	1,718	143,390	8,734
Class C	9,652	57,861	1,312	268,644	33,391
Registration fees	24,497	24,524	6,011	40,907	21,188
Networking fees	6,878	21,374	2,182	186,778	6,365
Administration fees	6,713	11,842	8,024	46,495	8,235
Audit fees	6,175	6,175	6,175	6,175	6,175
Trustees’ fees	5,815	5,810	5,810	5,815	5,839
Legal fees	4,782	4,870	4,826	6,179	4,744
Management services fees	3,787	8,431	2,977	36,454	5,280
Compliance officer fees	2,896	3,405	2,792	9,335	3,040
Custody fees	3,720	4,102	3,354	13,093	2,383
Printing expense	2,769	5,387	711	36,724	2,954
Transfer agent fees	1,702	3,895	613	14,935	1,835
Insurance expense	327	959	40	7,349	454
Miscellaneous expense	1,174	1,155	1,163	1,365	1,140
Total Operating Expenses	156,249	437,982	73,459	2,280,402	230,167
Less: Fees waived/expenses reimbursed by Manager	(54,659)	(29,035)	(39,499)	(222,366)	(35,760)
Net Operating Expenses	101,590	408,947	33,960	2,058,036	194,407

Net Investment Income (Loss)	(73,914)	(38,637)	(4,894)	118,466	(25,864)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(604,412)	556,393	279,183	6,427,098	1,289,145
Futures	—	—	116,585	—	—
Net realized gain (loss)	(604,412)	556,393	395,768	6,427,098	1,289,145

Net change in unrealized appreciation (depreciation) on:
Investments	(94,178)	1,904,968	(315,866)	(5,937,333)	(503,767)
Futures	—	—	73,914	—	—
Net change in unrealized appreciation (depreciation)	(94,178)	1,904,968	(241,952)	(5,937,333)	(503,767)

Net Realized and Unrealized Gain (Loss) on Investments	(698,590)	2,461,361	153,816	489,765	785,378

Net Increase (Decrease) in Net Assets Resulting From Operations	$(772,504)	$2,422,724	$148,922	$608,231	$759,514

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2019

	Catalyst	Catalyst/Lyons	Catalyst/MAP	Catalyst MLP &
	Growth of	Tactical Allocation	Global Equity	Infrastructure
	Income Fund	Fund	Fund	Fund

Investment Income:
Dividend Income	$81,972	$—	$587,854	$6,935,401
Interest Income	719	684,719	58,007	11,416
Securities Lending - net	34	—	—	—
Foreign tax withheld	—	—	(14,516)	(132,035)
Total Investment Income	82,725	684,719	631,345	6,814,782

Operating Expenses:
Investment management fees	8,682	371,545	333,365	1,148,205
12b-1 fees:
Class A	1,295	16,397	15,054	59,377
Class C	999	100,394	53,279	152,055
Registration fees	14,337	26,001	20,877	42,539
Legal fees	10,113	5,458	5,397	7,049
Administration fees	5,837	15,365	5,100	29,388
Audit fees	6,175	6,175	7,183	6,175
Trustees’ fees	5,762	5,810	5,762	5,762
Compliance officer fees	2,786	6,494	5,085	8,127
Management services fees	2,723	9,447	10,289	23,913
Printing expense	2,399	9,858	4,086	26,430
Custody fees	3,258	2,102	6,011	14,972
Networking fees	1,527	21,759	22,512	58,243
Transfer agent fees	167	3,224	13,191	8,301
Insurance expense	86	1,562	920	3,342
Interest expense - Line of Credit	—	—	—	4,561
Miscellaneous expense	1,195	1,155	1,562	1,848
Total Operating Expenses	67,341	602,746	509,673	1,600,287
Less: Fees waived/expenses reimbursed by Manager	(54,929)	(106,171)	(121,067)	(63,818)
Net Operating Expenses	12,412	496,575	388,606	1,536,469

Net Investment Income	70,313	188,144	242,739	5,278,313

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(8,319)	395,717	189,668	(21,003,893)
Options written	—	—	150,876	—
Foreign currency transactions	—	—	(13,918)	(22,173)
Net realized gain (loss)	(8,319)	395,717	326,626	(21,026,066)

Net change in unrealized appreciation (depreciation) on:
Investments	77,203	(315,103)	2,597,441	4,650,674
Options written	—	—	(345,998)	—
Foreign currency translations	—	—	922	1,851
Net change in unrealized appreciation (depreciation)	77,203	(315,103)	2,252,365	4,652,525

Net Realized and Unrealized Gain (Loss) on Investments	68,884	80,614	2,578,991	(16,373,541)

Net Increase (Decrease) in Net Assets Resulting From Operations	$139,197	$268,758	$2,821,730	$(11,095,228)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Small-Cap Insider Buying Fund		Catalyst Insider Buying Fund		Catalyst Enhanced Core Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(73,914)	$(243,782)	$(38,637)	$(529,976)	$(4,894)	$(16,742)
Net realized gain (loss) on investments	(604,412)	(1,100,331)	556,393	6,429,173	395,768	(136,491)
Net change in unrealized appreciation (depreciation) on investments	(94,178)	(629,803)	1,904,968	(3,605,078)	(241,952)	267,509
Net increase (decrease) in net assets resulting from operations	(772,504)	(1,973,916)	2,422,724	2,294,119	148,922	114,276

Distributions to Shareholders from:
Distributions paid
Class A	—	—	—	—	(377)	(103,559)
Class C	—	—	—	—	(70)	(18,608)
Class I	—	—	—	—	(639)	(185,710)

Total distributions to shareholders	—	—	—	—	(1,086)	(307,877)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	125,902	495,543	289,951	2,041,762	408,677	454,025
Class C	—	100,166	21,137	236,334	6,997	113,852
Class I	179,101	5,171,156	1,507,098	6,500,146	980,562	1,609,049
Reinvestment of distributions
Class A	—	—	—	—	367	102,355
Class C	—	—	—	—	70	18,608
Class I	—	—	—	—	525	141,318
Cost of shares redeemed
Class A	(544,501)	(3,785,521)	(3,137,160)	(12,083,436)	(265,164)	(65,261)
Class C	(487,858)	(919,338)	(1,069,686)	(2,934,920)	(38,407)	(15,492)
Class I	(621,377)	(6,136,803)	(1,676,156)	(2,699,411)	(386,360)	(754,504)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,348,733)	(5,074,797)	(4,064,816)	(8,939,525)	707,267	1,603,950

Total Increase (Decrease) in Net Assets	(2,121,237)	(7,048,713)	(1,642,092)	(6,645,406)	855,103	1,410,349

Net Assets:
Beginning of period	12,114,695	19,163,408	52,209,637	58,855,043	3,467,227	2,056,878
End of period	$9,993,458	$12,114,695	$50,567,545	$52,209,637	$4,322,330	$3,467,227

Share Activity:
Class A
Shares Sold	9,061	29,371	14,606	114,283	29,074	32,005
Shares Reinvested	—	—	—	—	25	8,572
Shares Redeemed	(38,644)	(226,992)	(164,349)	(634,277)	(18,832)	(4,737)
Net increase (decrease) in shares of Beneficial interest	(29,583)	(197,621)	(149,743)	(519,994)	10,267	35,840

Class C
Shares Sold	—	6,149	1,092	12,491	510	8,303
Shares Reinvested	—	—	—	—	5	1,604
Shares Redeemed	(36,570)	(61,201)	(56,287)	(160,122)	(2,769)	(1,158)
Net increase (decrease) in shares of Beneficial interest	(36,570)	(55,052)	(55,195)	(147,631)	(2,254)	8,749

Class I
Shares Sold	12,524	298,866	77,060	344,660	67,953	111,368
Shares Reinvested	—	—	—	—	36	11,737
Shares Redeemed	(43,594)	(378,056)	(84,741)	(146,119)	(27,176)	(63,223)
Net increase (decrease) in shares of Beneficial interest	(31,070)	(79,190)	(7,681)	198,541	40,813	59,882

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Dynamic Alpha Fund		Catalyst Buyback Strategy Fund		Catalyst Growth of Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$118,466	$2,148,667	$(25,864)	$121,437	$70,313	$135,838
Net realized gain (loss) on investments	6,427,098	19,162,686	1,289,145	(446,769)	(8,319)	920,495
Net change in unrealized appreciation (depreciation) on investments	(5,937,333)	(16,714,942)	(503,767)	851,142	77,203	(1,170,541)
Net increase (decrease) in net assets resulting from operations	608,231	4,596,411	759,514	525,810	139,197	(114,208)

Distributions to Shareholders from:
Distributions paid
Class A	(119,325)	(21,594,001)	(24,265)	(149,773)	(458,930)	(147,013)
Class C	—	(9,651,872)	—	(154,871)	(69,076)	(9,555)
Class I	(444,349)	(31,997,868)	(58,297)	(178,782)	(494,557)	(83,959)

Total distributions to shareholders	(563,674)	(63,243,741)	(82,562)	(483,426)	(1,022,563)	(240,527)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,651,847	27,820,657	509,841	2,468,562	427,300	133,690
Class C	2,284,390	18,024,507	292,907	2,502,995	8,129	47,798
Class I	12,940,245	116,803,710	528,665	6,900,065	1,165,940	113,946
Reinvestment of distributions
Class A	111,933	20,473,600	19,401	120,495	311,226	138,023
Class C	—	9,191,775	—	133,963	69,044	9,535
Class I	374,810	26,210,271	53,396	162,417	126,919	81,381
Cost of shares redeemed
Class A	(39,416,372)	(37,387,268)	(1,081,540)	(1,476,561)	(422,888)	(3,113,715)
Class C	(16,045,347)	(16,789,095)	(809,465)	(1,841,188)	(9,235)	(39,647)
Class I	(63,811,040)	(154,047,808)	(1,716,371)	(4,315,297)	(854,420)	(1,881,410)
Redemption Fee Proceeds
Class A	—	(408)	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(97,909,534)	10,299,941	(2,203,166)	4,655,451	822,015	(4,510,399)

Total Increase (Decrease) in Net Assets	(97,864,977)	(48,347,389)	(1,526,214)	4,697,835	(61,351)	(4,865,134)

Net Assets:
Beginning of period	339,846,517	388,193,906	25,012,380	20,314,545	1,750,073	6,615,207
End of period	$241,981,540	$339,846,517	$23,486,166	$25,012,380	$1,688,722	$1,750,073

Share Activity:
Class A
Shares Sold	295,436	1,295,232	46,624	228,174	44,234	14,064
Shares Reinvested	5,782	1,130,514	1,737	12,196	44,769	15,259
Shares Redeemed	(2,056,736)	(1,834,059)	(100,314)	(141,791)	(57,714)	(329,907)
Net increase (decrease) in shares of Beneficial interest	(1,755,518)	591,687	(51,953)	98,579	31,289	(300,584)

Class C
Shares Sold	125,946	895,474	28,061	238,065	908	5,208
Shares Reinvested	—	541,329	—	13,998	10,427	1,084
Shares Redeemed	(905,031)	(870,388)	(77,841)	(181,957)	(1,020)	(4,659)
Net increase (decrease) in shares of Beneficial interest	(779,085)	566,415	(49,780)	70,106	10,315	1,633

Class I
Shares Sold	673,426	5,324,325	48,409	641,665	119,840	11,851
Shares Reinvested	19,201	1,433,822	4,738	16,291	18,072	8,939
Shares Redeemed	(3,294,111)	(7,660,338)	(157,783)	(406,569)	(121,788)	(212,968)
Net increase (decrease) in shares of Beneficial interest	(2,601,484)	(902,191)	(104,636)	251,387	16,124	(192,178)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical
	Allocation Fund		Catalyst/MAP Global Equity Fund		Catalyst MLP & Infrastructure Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$188,144	$603,421	$242,739	$532,802	$5,278,313	$7,995,350
Net realized gain (loss) on investments	395,717	6,321,348	326,626	920,294	(21,026,066)	(2,011,909)
Net change in unrealized appreciation (depreciation) on investments	(315,103)	(14,250,122)	2,252,365	1,869,407	4,652,525	(16,122,148)
Net increase (decrease) in net assets resulting from operations	268,758	(7,325,353)	2,821,730	3,322,503	(11,095,228)	(10,138,707)

Distributions to Shareholders from:
Return of capital
Class A	—	—	—	—	(2,932,581)	(5,837,222)
Class C	—	—	—	—	(1,778,198)	(3,429,214)
Class I	—	—	—	—	(6,603,693)	(13,183,219)
Distributions paid
Class A	(1,181,407)	(586,622)	(444,686)	(988,975)	(654,863)	(409,291)
Class C	(1,890,455)	(571,596)	(286,686)	(823,773)	(428,992)	(232,546)
Class I	(2,639,317)	(1,190,055)	(1,662,748)	(1,716,666)	(1,325,643)	(878,928)

Total distributions to shareholders	(5,711,179)	(2,348,273)	(2,394,120)	(3,529,414)	(13,723,970)	(23,970,420)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	305,603	7,109,123	2,497,554	3,819,169	10,258,295	20,648,036
Class C	350,209	5,942,250	932,359	1,829,101	5,589,608	10,140,409
Class I	2,481,764	26,875,657	10,647,350	26,368,320	27,019,849	89,467,382
Reinvestment of distributions
Class A	1,085,890	553,283	316,502	815,405	2,223,791	3,559,149
Class C	1,843,705	540,407	227,780	644,074	1,483,125	2,279,583
Class I	2,482,012	1,106,206	1,517,372	1,451,435	7,020,823	12,043,804
Cost of shares redeemed
Class A	(6,400,666)	(30,279,511)	(1,987,970)	(4,593,085)	(11,140,957)	(15,338,713)
Class C	(4,672,426)	(6,996,706)	(743,167)	(1,606,058)	(3,338,376)	(5,366,468)
Class I	(9,186,742)	(28,437,785)	(5,069,541)	(6,810,776)	(49,280,855)	(71,781,049)
Net increase (decrease) in net assets from share transactions of beneficial interest	(11,710,651)	(23,587,076)	8,338,239	21,917,585	(10,164,697)	45,652,133

Total Increase (Decrease) in Net Assets	(17,153,072)	(33,260,702)	8,765,849	21,710,674	(34,983,895)	11,543,006

Net Assets:
Beginning of period	66,876,048	100,136,750	62,732,846	41,022,172	200,048,189	188,505,183
End of period	$49,722,976	$66,876,048	$71,498,695	$62,732,846	$165,064,294	$200,048,189

Share Activity:
Class A
Shares Sold	19,906	419,066	168,578	265,031	2,428,926	4,140,880
Shares Reinvested	78,859	35,399	21,798	60,089	544,599	732,474
Shares Redeemed	(425,572)	(1,805,054)	(134,792)	(316,262)	(2,709,466)	(3,161,859)
Net increase (decrease) in shares of Beneficial interest	(326,807)	(1,350,589)	55,584	8,858	264,059	1,711,495

Class C
Shares Sold	23,565	353,648	64,841	128,460	1,346,925	2,039,535
Shares Reinvested	135,966	35,114	16,019	48,427	363,997	470,508
Shares Redeemed	(312,447)	(456,622)	(51,409)	(109,711)	(821,081)	(1,110,258)
Net increase (decrease) in shares of Beneficial interest	(152,916)	(67,860)	29,451	67,176	889,841	1,399,785

Class I
Shares Sold	165,278	1,584,277	723,822	1,867,297	6,558,081	18,338,175
Shares Reinvested	181,169	71,093	104,574	107,038	1,713,144	2,472,179
Shares Redeemed	(608,522)	(1,799,935)	(341,813)	(467,316)	(12,038,567)	(14,732,814)
Net increase (decrease) in shares of Beneficial interest	(262,075)	(144,565)	486,583	1,507,019	(3,767,342)	6,077,540

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$14.94		$16.79	$13.96	$12.39	$15.23	$18.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.09)		(0.23)	(0.16)	0.07	0.02	0.07
Net realized and unrealized gain (loss) on investments	(0.88)		(1.62)	2.99	1.59	(2.78)	(3.14)
Total from investment operations	(0.97)		(1.85)	2.83	1.66	(2.76)	(3.07)
LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.09)	(0.08)	(0.01)
Total distributions	—		—	—	(0.09)	(0.08)	(0.01)
Net asset value, end of year/period	$13.97		$14.94	$16.79	$13.96	$12.39	$15.23
Total return (B)	(6.49	)% (F)	(11.02)%	20.27%	13.38%	(18.13)%	(16.74	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,683		$6,519	$10,648	$11,145	$17,356	$41,704
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.79	% (G)	2.37%	2.20%	2.13%	1.95%	1.79%
Expenses, net waiver and reimbursement (D)	1.78	% (G)	1.77%	1.75%	1.75%	1.75%	1.68%
Net investment income (loss), before waiver and reimbursement (D)(E)	(2.27	)% (G)	(2.03)%	(1.49)%	0.14%	(0.06)%	0.33%
Net investment income (loss), net waiver and reimbursement (D)(E)	(1.27	)% (G)	(1.43)%	(1.04)%	0.51%	0.14%	0.44%
Portfolio turnover rate	49	% (F)	260%	188%	228%	189%	214%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$14.10		$15.97	$13.38	$11.89	$14.63	$17.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.14)		(0.33)	(0.26)	(0.03)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.82)		(1.54)	2.85	1.52	(2.67)	(3.03)
Total from investment operations	(0.96)		(1.87)	2.59	1.49	(2.74)	(3.08)
Net asset value, end of year/period	$13.14		$14.10	$15.97	$13.38	$11.89	$14.63
Total return (B)	(6.81	)% (F)	(11.71)%	19.36%	12.53%	(18.73)%	(17.39	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,649		$2,286	$3,469	$3,943	$6,213	$13,702
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.54	% (G)	3.12%	2.95%	2.88%	2.70%	2.54%
Expenses, net waiver and reimbursement (D)	2.53	% (G)	2.52%	2.50%	2.50%	2.50%	2.43%
Net investment loss, before waiver and reimbursement (D,E)	(3.03	)% (G)	(2.78)%	(2.24)%	(0.61)%	(0.80)%	(0.42)%
Net investment loss, net waiver and reimbursement (D,E)	(2.03	)% (G)	(2.18)%	(1.79)%	(0.24)%	(0.60)%	(0.31)%
Portfolio turnover rate	49	% (F)	260%	188%	228%	189%	214%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$15.05		$16.87	$14.02	$12.46	$15.39	$18.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		(0.18)	(0.13)	0.10	0.05	0.13
Net realized and unrealized gain (loss) on investments	(0.89)		(1.64)	3.01	1.60	(2.82)	(3.17)
Total from investment operations	(0.96)		(1.82)	2.88	1.70	(2.77)	(3.04)
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.03)	(0.14)	(0.16)	(0.04)
Total distributions	—		—	(0.03)	(0.14)	(0.16)	(0.04)
Net asset value, end of year/period	$14.09		$15.05	$16.87	$14.02	$12.46	$15.39
Total return (B)	(6.38	)% (F)	(10.79)%	20.53%	13.65%	(17.95)%	(16.47	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,661		$3,310	$5,047	$4,373	$4,154	$15,087
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.54	% (G)	2.12%	1.95%	1.88%	1.70%	1.54%
Expenses, net waiver and reimbursement (D)	1.53	% (G)	1.52%	1.50%	1.50%	1.50%	1.45%
Net investment income (loss), before waiver and reimbursement (D,E)	(2.03	)% (G)	(1.72)%	(1.27)%	0.32%	0.20%	0.71%
Net investment income (loss), net waiver and reimbursement (D,E)	(1.02	)% (G)	(1.13)%	(0.82)%	0.70%	0.40%	0.81%
Portfolio turnover rate	49	% (F)	260%	188%	228%	189%	214%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$19.28		$18.53	$15.46	$13.28	$15.03	$15.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.17)	(0.08)	0.06	(0.04)	0.07
Net realized and unrealized gain (loss) on investments	0.99		0.92	3.15	2.12	(1.71)	(0.30)
Total from investment operations	0.98		0.75	3.07	2.18	(1.75)	(0.23)
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	(0.05)
From net realized gains on investments	—		—	—	—	—	(0.54)
From paid in capital	—		—	—	—	—	(0.01)
Total distributions	—		—	—	—	—	(0.60)
Net asset value, end of year/period	$20.26		$19.28	$18.53	$15.46	$13.28	$15.03
Total return (B)	5.08	% (F)	4.05%	19.86%	16.42%	(11.64)%	(1.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$18,880		$20,850	$29,682	$36,804	$81,330	$228,894
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.64	% (G)	1.63%	1.58%	1.50%	1.49%	1.47%
Expenses, net waiver and reimbursement (D)	1.53	% (G)	1.52%	1.50%	1.50%	1.49%	1.47%
Net investment income (loss), before waiver and reimbursement (D,E)	(0.19	)% (G)	(1.01)%	(0.57)%	0.44%	(0.26)%	0.46%
Net investment income (loss), net waiver and reimbursement (D,E)	(0.07	)% (G)	(0.90)%	(0.49)%	0.44%	(0.26)%	0.46%
Portfolio turnover rate	66	% (F)	220%	153%	160%	167%	293%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$18.87		$18.28	$15.36	$13.30	$15.16	$16.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.08)		(0.30)	(0.21)	(0.04)	(0.14)	(0.06)
Net realized and unrealized gain (loss) on investments	0.97		0.89	3.13	2.10	(1.72)	(0.28)
Total from investment operations	0.89		0.59	2.92	2.06	(1.86)	(0.34)
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	(0.00	) (C)
From net realized gains on investments	—		—	—	—	—	(0.54)
From paid in capital	—		—	—	—	—	(0.01)
Total distributions	—		—	—	—	—	(0.55)
Net asset value, end of year/period	$19.76		$18.87	$18.28	$15.36	$13.30	$15.16
Total return (B)	4.72	% (F)	3.23%	19.01%	15.49%	(12.27)%	(2.12)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,446		$11,973	$14,297	$18,030	$33,042	$66,069
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.39	% (G)	2.38%	2.33%	2.25%	2.24%	2.22%
Expenses, net waiver and reimbursement (D)	2.28	% (G)	2.27%	2.25%	2.25%	2.24%	2.22%
Net investment loss, before waiver and reimbursement (D,E)	(0.94	)% (G)	(1.75)%	(1.32)%	(0.30)%	(0.99)%	(0.37)%
Net investment loss, net waiver and reimbursement (D,E)	(0.83	)% (G)	(1.64)%	(1.24)%	(0.30)%	(0.99)%	(0.37)%
Portfolio turnover rate	66	% (F)	220%	153%	160%	167%	293%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Represents an amount less than $0.01 per share.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$19.51		$18.71	$15.57	$13.34	$15.05		$15.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		(0.12)	(0.05)	0.10	(0.00	) (C)	0.06
Net realized and unrealized gain (loss) on investments	1.00		0.92	3.19	2.13	(1.71)		(0.25)
Total from investment operations	1.02		0.80	3.14	2.23	(1.71)		(0.19)
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—		(0.07)
From net realized gains on investments	—		—	—	—	—		(0.54)
From paid in capital	—		—	—	—	—		(0.01)
Total distributions	—		—	—	—	—		(0.62)
Net asset value, end of year/period	$20.53		$19.51	$18.71	$15.57	$13.34		$15.05
Total return (B)	5.23	% (F)	4.28%	20.17%	16.72%	(11.36)%		(1.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$20,242		$19,386	$14,876	$12,827	$19,381		$68,304
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.39	% (G)	1.38%	1.33%	1.25%	1.24%		1.22%
Expenses, net waiver and reimbursement (D)	1.28	% (G)	1.27%	1.25%	1.25%	1.24%		1.22%
Net investment income (loss), before waiver and reimbursement (D,E)	0.07	% (G)	(0.73)%	(0.39)%	0.70%	(0.02)%		0.42%
Net investment income (loss), net waiver and reimbursement(D,E)	0.19	% (G)	(0.62)%	(0.31)%	0.70%	(0.02)%		0.42%
Portfolio turnover rate	66	% (F)	220%	153%	160%	167%		293%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Represents an amount less than $0.01 per share.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)

Net asset value, beginning of year/period	$14.34		$15.02	$12.71	$10.25	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.03)		(0.11)	(0.18)	(0.15)	(0.07)
Net realized and unrealized gain on investments	0.53		1.11	2.80	2.75	0.32
Total from investment operations	0.50		1.00	2.62	2.60	0.25
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.00	) (H)	(1.68)	(0.31)	(0.14)	—
Total distributions	(0.00	) (H)	(1.68)	(0.31)	(0.14)	—
Net asset value, end of year/period	$14.84		$14.34	$15.02	$12.71	$10.25
Total return (C)	3.51	% (D)	8.89%	20.87%	25.49%	2.50	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,513		$1,314	$839	$530	$105
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.86	% (E)	5.09%	7.32%	11.75%	32.12	% (E)
Expenses, net waiver and reimbursement (F)	1.84	% (E)	2.01%	1.99%	1.99%	1.99	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(2.38	)% (E)	(3.92)%	(6.60)%	(9.30)%	(31.01	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.36	)% (E)	(0.76)%	(1.27)%	(1.22)%	(1.02	)% (E)
Portfolio turnover rate	132	% (D)	137%	149%	151%	62	% (D)

	Class C
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)

Net asset value, beginning of year/period	$13.87		$14.69	$12.54	$10.19	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.09)		(0.21)	(0.27)	(0.22)	(0.13)
Net realized and unrealized gain on investments	0.52		1.07	2.73	2.71	0.32
Total from investment operations	0.43		0.86	2.46	2.49	0.19
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.00	) (H)	(1.68)	(0.31)	(0.14)	—
Total distributions	(0.00	) (H)	(1.68)	(0.31)	(0.14)	—
Net asset value, end of year/period	$14.30		$13.87	$14.69	$12.54	$10.19
Total return (C)	3.13	% (D)	8.07%	19.86%	24.55%	1.90	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$248		$272	$159	$45	$3
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	4.62	% (E)	5.84%	8.07%	12.50%	32.87	% (E)
Expenses, net waiver and reimbursement (F)	2.60	% (E)	2.76%	2.74%	2.74%	2.74	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(3.17	)% (E)	(4.64)%	(7.31)%	(10.06)%	(32.69	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(1.15	)% (E)	(1.50)%	(1.98)%	(1.87)%	(1.87	)% (E)
Portfolio turnover rate	132	% (D)	137%	149%	151%	62	% (D)

(A)	The Catalyst Enhanced Core Fund Class A and Class C shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Core Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)

Net asset value, beginning of year/period	$14.48		$15.11	$12.75	$10.26	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.01)		(0.07)	(0.14)	(0.11)	(0.06)
Net realized and unrealized gain on investments	0.53		1.12	2.81	2.74	0.32
Total from investment operations	0.52		1.05	2.67	2.63	0.26
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.00	) (H)	(1.68)	(0.31)	(0.14)	—
Total distributions	(0.00	) (H)	(1.68)	(0.31)	(0.14)	—
Net asset value, end of year/period	$15.00		$14.48	$15.11	$12.75	$10.26
Total return (C)	3.62	% (D)	9.18%	21.20%	25.76%	2.60	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,562		$1,881	$1,059	$549	$140
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.60	% (E)	4.84%	7.07%	11.50%	31.87	% (E)
Expenses, net waiver and reimbursement (F)	1.58	% (E)	1.76%	1.74%	1.74%	1.74	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(2.10	)% (E)	(3.55)%	(6.32)%	(10.70)%	(31.26	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.08	)% (E)	(0.47)%	(0.99)%	(0.94)%	(0.84	)% (E)
Portfolio turnover rate	132	% (D)	137%	149%	151%	62	% (D)

(A)	The Catalyst Enhanced Core Fund Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$19.50		$22.51	$19.64	$16.54	$16.39	$15.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.11	(0.02)	0.05	(0.02)	(0.01)
Net realized and unrealized gain on investments	0.18		0.31	3.40	3.05	0.39	2.56
Total from investment operations	0.19		0.42	3.38	3.10	0.37	2.55
LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.05)	—	—	—	—
From net realized gains on investments	—		(3.38)	(0.51)	—	(0.22)	(1.59)
Total distributions	(0.02)		(3.43)	(0.51)	—	(0.22)	(1.59)
Net asset value, end of year/period	$19.67		$19.50	$22.51	$19.64	$16.54	$16.39
Total return (B)	0.99	% (C)	3.04%	17.28%	18.74%	2.31%	16.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$99,014		$132,383	$139,479	$136,717	$92,749	$111,493
Ratios to average net assets
Expenses, before waiver and reimbursement	1.53	% (D)	1.45%	1.44%	1.44%	1.51%	1.52%
Expenses, net waiver and reimbursement	1.38	% (D)	1.37%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss), before waiver and reimbursement	(0.03	)% (D)	0.45%	(0.18)%	0.16%	(0.28)%	(0.22)%
Net investment income (loss), net waiver and reimbursement	0.12	% (D)	0.54%	(0.09)%	0.26%	(0.13)%	(0.05)%
Portfolio turnover rate	45	% (C)	113%	87%	95%	119%	84%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$18.21		$21.35	$18.79	$15.94	$15.92	$15.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.05)	(0.17)	(0.09)	(0.13)	(0.12)
Net realized and unrealized gain on investments	0.18		0.29	3.24	2.94	0.37	2.49
Total from investment operations	0.12		0.24	3.07	2.85	0.24	2.37
LESS DISTRIBUTIONS:
From net realized gains on investments	—		(3.38)	(0.51)	—	(0.22)	(1.59)
Total distributions	—		(3.38)	(0.51)	—	(0.22)	(1.59)
Net asset value, end of year/period	$18.33		$18.21	$21.35	$18.79	$15.94	$15.92
Total return (B)	0.66	% (C)	2.26%	16.41%	17.88%	1.55%	16.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$46,082		$59,985	$58,216	$42,815	$28,282	$12,696
Ratios to average net assets
Expenses, before waiver and reimbursement	2.28	% (D)	2.20%	2.19%	2.19%	2.26%	2.27%
Expenses, net waiver and reimbursement	2.13	% (D)	2.12%	2.10%	2.10%	2.10%	2.10%
Net investment loss, before waiver and reimbursement	(0.78	)% (D)	(0.33)%	(0.93)%	(0.60)%	(1.02)%	(0.94)%
Net investment loss, net waiver and reimbursement	(0.63	)% (D)	(0.24)%	(0.84)%	(0.50)%	(0.85)%	(0.77)%
Portfolio turnover rate	45	% (C)	113%	87%	95%	119%	84%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$19.71		$22.72	$19.77		$16.61	$16.41	$15.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.17	0.04		0.08	0.02	0.04
Net realized and unrealized gain on investments	0.18		0.31	3.42		3.08	0.40	2.53
Total from investment operations	0.21		0.48	3.46		3.16	0.42	2.57
LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.11)	(0.00	) (B)	—	—	—
From net realized gains on investments	—		(3.38)	(0.51)		—	(0.22)	(1.59)
Total distributions	(0.08)		(3.49)	(0.51)		—	(0.22)	(1.59)
Net asset value, end of year/period	$19.84		$19.71	$22.72		$19.77	$16.61	$16.41
Total return (C)	1.09	% (D)	3.32%	17.60%		19.02%	2.61%	17.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$96,886		$147,479	$190,499		$90,821	$26,226	$24,187
Ratios to average net assets
Expenses, before waiver and reimbursement	1.28	% (E)	1.21%	1.19%		1.19%	1.26%	1.27%
Expenses, net waiver and reimbursement	1.13	% (E)	1.12%	1.10%		1.10%	1.10%	1.10%
Net investment income (loss), before waiver and reimbursement	0.21	% (E)	0.72%	0.08%		0.37%	(0.03)%	0.10%
Net investment income, net waiver and reimbursement	0.36	% (E)	0.81%	0.17%		0.45%	0.13%	0.27%
Portfolio turnover rate	45	% (D)	113%	87%		95%	119%	84%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buyback Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$10.91		$10.84	$11.81	$9.48	$9.71		$10.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.07	0.03	(0.01)	0.11		0.06
Net realized and unrealized gain (loss) on investments	0.40		0.22	1.22	2.36	(0.27)		(0.16)
Total from investment operations	0.39		0.29	1.25	2.35	(0.16)		(0.10)
LESS DISTRIBUTIONS:
From net investment income	(0.04)		—	—	(0.02)	(0.07)		—
From net realized gains on investments	—		(0.22)	(2.22)	—	—		(0.38)
Total distributions	(0.04)		(0.22)	(2.22)	(0.02)	(0.07)		(0.38)
Net asset value, end of year/period	$11.26		$10.91	$10.84	$11.81	$9.48		$9.71
Total return (B)	3.57	% (D)	2.92%	11.05%	24.86%	(1.60)%		(0.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,046		$7,394	$6,275	$3,467	$4,095		$5,158
Ratios to average net assets
Expenses, before waiver and reimbursement	1.84	% (E)	1.80%	2.17%	2.18%	2.10%		1.92%
Expenses, net waiver and reimbursement	1.53	% (E)	1.52%	1.50%	1.50%	1.50%		1.50%
Net investment income (loss), before waiver and reimbursement	(0.41	)% (E)	0.33%	(0.37)%	(0.73)%	0.53%		0.22%
Net investment income (loss), net waiver and reimbursement	(0.11	)% (E)	0.62%	0.30%	(0.06)%	1.13%		0.66%
Portfolio turnover rate	324	% (D)	752%	836%	734%	790%		806%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$10.52		$10.53	$11.62	$9.38	$9.60		$10.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.01)	(0.05)	(0.08)	0.03		(0.01)
Net realized and unrealized gain (loss) on investments	0.39		0.22	1.18	2.32	(0.25)		(0.17)
Total from investment operations	0.34		0.21	1.13	2.24	(0.22)		(0.18)
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.00	)(C)	—
From net realized gains on investments	—		(0.22)	(2.22)	—	—		(0.38)
Total distributions	—		(0.22)	(2.22)	—	—		(0.38)
Net asset value, end of year/period	$10.86		$10.52	$10.53	$11.62	$9.38		$9.60
Total return (B)	3.23	% (D)	2.23%	10.11%	23.88%	(2.24)%		(1.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,577		$6,897	$6,167	$4,244	$4,721		$5,648
Ratios to average net assets
Expenses, before waiver and reimbursement	2.59	% (E)	2.55%	2.92%	2.93%	2.85%		2.67%
Expenses, net waiver and reimbursement	2.28	% (E)	2.27%	2.25%	2.25%	2.25%		2.25%
Net investment loss, before waiver and reimbursement	(1.16	)% (E)	(0.41)%	(1.13)%	(1.48)%	(0.24)%		(0.51)%
Net investment income (loss), net waiver and reimbursement	(0.86	)% (E)	(0.13)%	(0.46)%	(0.80)%	0.37%		(0.08)%
Portfolio turnover rate	324	% (D)	752%	836%	734%	790%		806%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Represents an amount less than $0.01.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buyback Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$11.02		$10.91		$11.86	$9.52	$9.75	$10.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.10		0.06	0.02	0.12	0.06
Net realized and unrealized gain (loss) on investments	0.40		0.23		1.21	2.37	(0.25)	(0.15)
Total from investment operations	0.41		0.33		1.27	2.39	(0.13)	(0.09)
LESS DISTRIBUTIONS:
From net investment income	(0.07)		—		—	(0.05)	(0.10)	—
From net realized gains on investments	—		(0.22)		(2.22)	—	—	(0.38)
Total distributions	(0.07)		(0.22)		(2.22)	(0.05)	(0.10)	(0.38)
Net asset value, end of year/period	$11.36		$11.02		$10.91	$11.86	$9.52	$9.75
Total return (B)	3.70	% (D)	3.27	% (C)	11.19%	25.19%	(1.27)%	(0.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,863		$10,721		$7,873	$1,242	$1,817	$2,869
Ratios to average net assets
Expenses, before waiver and reimbursement	1.59	% (E)	1.55%		1.92%	1.93%	1.85%	1.67%
Expenses, net waiver and reimbursement	1.28	% (E)	1.27%		1.25%	1.25%	1.25%	1.25%
Net investment income (loss), before waiver and reimbursement	(0.16	)% (E)	0.62%		(0.10)%	(0.49)%	0.68%	0.17%
Net investment income, net waiver and reimbursement	0.14	% (E)	0.90%		0.57%	0.19%	1.27%	0.57%
Portfolio turnover rate	324	% (D)	752%		836%	734%	790%	806%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Growth of Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$9.26		$9.71	$10.12	$12.98	$15.76		$15.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.37		0.26	0.12	0.10	0.13		0.12
Net realized and unrealized gain (loss) on investments	0.34		(0.20)	0.79	1.67	(1.67)		1.30
Total from investment operations	0.71		0.06	0.91	1.77	(1.54)		1.42
LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.27)	(0.10)	(0.19)	(0.13)		(0.12)
From net realized gains on investments	(2.82)		(0.24)	(1.22)	(4.44)	(1.11)		(0.64)
Total distributions	(3.11)		(0.51)	(1.32)	(4.63)	(1.24)		(0.76)
Net asset value, end of year/period	$6.86		$9.26	$9.71	$10.12	$12.98		$15.76
Total return (C)	8.36	% (D)	0.79%	8.84%	17.11%	(9.38)%		9.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,001		$1,061	$4,032	$5,658	$9,089		$17,012
Ratios to average net assets
Expenses, before waiver and reimbursement	7.73	% (E)	3.57%	2.50%	2.24%	1.73%		1.66%
Expenses, net waiver and reimbursement	1.38	% (E)	1.37%	1.35%	1.35%	1.43%		1.55%
Net investment income, before waiver and reimbursement	1.82	% (E)	0.55%	0.00%	0.03%	0.65%		0.67%
Net investment income, net waiver and reimbursement	8.17	% (E)	2.75%	1.15%	0.92%	0.94%		0.78%
Portfolio turnover rate	7	% (D)	60%	16%	48%	45%		32%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$8.98		$9.44	$9.88	$12.80	$15.54		$14.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.34		0.38	0.04	0.02	0.03		0.01
Net realized and unrealized gain (loss) on investments	0.30		(0.39)	0.78	1.65	(1.66)		1.28
Total from investment operations	0.64		(0.01)	0.82	1.67	(1.63)		1.29
LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.21)	(0.04)	(0.15)	(0.00	) (B)	(0.02)
From net realized gains on investments	(2.82)		(0.24)	(1.22)	(4.44)	(1.11)		(0.64)
Total distributions	(3.08)		(0.45)	(1.26)	(4.59)	(1.11)		(0.66)
Net asset value, end of year/period	$6.54		$8.98	$9.44	$9.88	$12.80		$15.54
Total return (C)	7.82	% (D)	0.09%	8.04%	16.33%	(10.11)%		8.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$210		$196	$191	$294	$424		$561
Ratios to average net assets
Expenses, before waiver and reimbursement	8.48	% (E)	4.32%	3.25%	2.99%	2.48%		2.41%
Expenses, net waiver and reimbursement	2.13	% (E)	2.12%	2.10%	2.10%	2.18%		2.30%
Net investment income (loss), before waiver and reimbursement	1.33	% (E)	0.99%	(0.75)%	(0.72)%	(0.10)%		(0.08)%
Net investment income, net waiver and reimbursement	7.70	% (E)	4.12%	0.40%	0.15%	0.20%		0.03%
Portfolio turnover rate	7	% (D)	60%	16%	48%	45%		32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Growth of Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$9.33		$9.77	$10.17	$12.98	$15.76	$15.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.37		0.27	0.15	0.14	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.35		(0.17)	0.80	1.70	(1.68)	1.29
Total from investment operations	0.72		0.10	0.95	1.84	(1.51)	1.46
LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.30)	(0.13)	(0.21)	(0.16)	(0.16)
From net realized gains on investments	(2.82)		(0.24)	(1.22)	(4.44)	(1.11)	(0.64)
Total distributions	(3.12)		(0.54)	(1.35)	(4.65)	(1.27)	(0.80)
Net asset value, end of year/period	$6.93		$9.33	$9.77	$10.17	$12.98	$15.76
Total return (B)	8.44	% (C)	1.23%	9.18%	17.71%	(9.14)%	9.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$477		$493	$2,393	$1,903	$8,681	$3,869
Ratios to average net assets
Expenses, before waiver and reimbursement	7.48	% (D)	3.32%	2.25%	1.99%	1.48%	1.41%
Expenses, net waiver and reimbursement	1.13	% (D)	1.11%	1.10%	1.10%	1.18%	1.30%
Net investment income, before waiver and reimbursement	1.96	% (D)	0.80%	0.27%	0.56%	0.92%	0.94%
Net investment income, net waiver and reimbursement	8.23	% (D)	2.83%	1.42%	1.14%	1.26%	1.05%
Portfolio turnover rate	7	% (C)	60%	16%	48%	45%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$15.38		$16.92	$14.87	$13.01	$14.28	$14.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.13	0.10	0.14	0.14	0.14
Net realized and unrealized gain (loss) on investments	—		(1.26)	2.41	1.91	(0.30)	0.57
Total from investment operations	0.06		(1.13)	2.51	2.05	(0.16)	0.71
LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.09)	(0.24)	(0.19)	(0.08)	(0.13)
From net realized gains on investments	(1.52)		(0.32)	(0.22)	—	(1.03)	(0.80)
Total distributions	(1.67)		(0.41)	(0.46)	(0.19)	(1.11)	(0.93)
Net asset value, end of year/period	$13.77		$15.38	$16.92	$14.87	$13.01	$14.28
Total return (B)	0.43	% (E)	(6.71)%	17.00%	15.83%	(1.04)%	4.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,327		$15,438	$39,835	$45,595	$55,827	$94,156
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.89	% (F)	1.82%	1.75%	1.72%	1.74%	1.73%
Expenses, net waiver and reimbursement (C)	1.53	% (F)	1.53%	1.50%	1.50%	1.50%	1.50%
Net investment income, before waiver and reimbursement (C,D)	0.42	% (F)	0.51%	0.38%	0.75%	0.82%	0.76%
Net investment income, net waiver and reimbursement (C,D)	0.78	% (F)	0.78%	0.63%	0.97%	1.06%	0.98%
Portfolio turnover rate	0	% (E)	182%	146%	95%	91%	194%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$15.08		$16.64	$14.62	$12.78	$14.08	$14.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00		0.01	(0.02)	0.03	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.01		(1.24)	2.36	1.88	(0.30)	0.54
Total from investment operations	0.01		(1.23)	2.34	1.91	(0.26)	0.58
LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.01)	(0.10)	(0.07)	(0.01)	(0.03)
From net realized gains on investments	(1.52)		(0.32)	(0.22)	—	(1.03)	(0.80)
Total distributions	(1.54)		(0.33)	(0.32)	(0.07)	(1.04)	(0.83)
Net asset value, end of year/period	$13.55		$15.08	$16.64	$14.62	$12.78	$14.08
Total return (B)	0.12	% (E)	(7.44)%	16.11%	14.99%	(1.82)%	3.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$17,991		$22,334	$25,769	$27,280	$33,653	$40,645
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.64	% (F)	2.56%	2.50%	2.47%	2.49%	2.48%
Expenses, net waiver and reimbursement (C)	2.28	% (F)	2.28%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.33	)% (F)	(0.23)%	(0.36)%	(0.01)%	0.10%	0.02%
Net investment income (loss), net waiver and reimbursement (C,D)	0.03	% (F)	0.05%	(0.11)%	0.21%	0.34%	0.24%
Portfolio turnover rate	0	% (E)	182%	146%	95%	91%	194%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$15.33		$16.91	$14.87	$13.02	$14.30	$14.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.17	0.14	0.18	0.18	0.19
Net realized and unrealized gain (loss) on investments	0.02		(1.27)	2.41	1.91	(0.31)	0.56
Total from investment operations	0.10		(1.10)	2.55	2.09	(0.13)	0.75
LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.16)	(0.29)	(0.24)	(0.12)	(0.16)
From net realized gains on investments	(1.52)		(0.32)	(0.22)	—	(1.03)	(0.80)
Total distributions	(1.73)		(0.48)	(0.51)	(0.24)	(1.15)	(0.96)
Net asset value, end of year/period	$13.70		$15.33	$16.91	$14.87	$13.02	$14.30
Total return (B)	0.65	% (E)	(6.53)%	17.28%	16.14%	(0.79)%	5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$22,405		$29,104	$34,533	$22,176	$14,561	$27,230
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.64	% (F)	1.56%	1.50%	1.47%	1.49%	1.48%
Expenses, net waiver and reimbursement (C)	1.28	% (F)	1.28%	1.25%	1.25%	1.25%	1.25%
Net investment income, before waiver and reimbursement (C,D)	0.67	% (F)	0.75%	0.64%	1.00%	1.07%	1.04%
Net investment income, net waiver and reimbursement (C,D)	1.03	% (F)	1.02%	0.89%	1.22%	1.31%	1.27%
Portfolio turnover rate	0	% (E)	182%	146%	95%	91%	194%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$14.75		$15.33	$14.54	$12.44	$12.43	$13.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.14	0.09	0.18	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.53		0.57	1.13	2.13	(0.03)	(0.67)
Total from investment operations	0.58		0.71	1.22	2.31	0.15	(0.49)
LESS DISTRIBUTIONS:
From net investment income	(0.31)		—	(0.24)	(0.14)	(0.14)	(0.13)
From net realized gains on investments	(0.20)		(1.29)	(0.19)	(0.07)	—	(0.51)
Total distributions	(0.51)		(1.29)	(0.43)	(0.21)	(0.14)	(0.64)
Net asset value, end of year/period	$14.82		$14.75	$15.33	$14.54	$12.44	$12.43
Total return (B)	4.00	% (E)	5.39%	8.50%	18.73%	1.28%	(3.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,862		$12,314	$12,314	$22,381	$22,279	$23,973
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.57	% (F)	1.62%	1.66%	1.65%	1.70%	1.64%
Expenses, net waiver and reimbursement (C)	1.21	% (F)	1.28%	1.55%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement (C,D)	0.31	% (F)	0.63%	0.49%	1.24%	1.35%	1.34%
Net investment income, net waiver and reimbursement (C,D)	0.67	% (F)	0.97%	0.60%	1.34%	1.50%	1.43%
Portfolio turnover rate	12	% (E)	13%	30%	26%	26%	33%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$14.40		$15.11	$14.37	$12.32	$12.30	$13.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.03	(0.01)	0.10	0.09	0.09
Net realized and unrealized gain (loss) on investments	0.52		0.55	1.11	2.07	(0.03)	(0.68)
Total from investment operations	0.51		0.58	1.10	2.17	0.06	(0.59)
LESS DISTRIBUTIONS:
From net investment income	(0.20)		—	(0.17)	(0.05)	(0.04)	—
From net realized gains on investments	(0.20)		(1.29)	(0.19)	(0.07)	—	(0.51)
Total distributions	(0.40)		(1.29)	(0.36)	(0.12)	(0.04)	(0.51)
Net asset value, end of year/period	$14.51		$14.40	$15.11	$14.37	$12.32	$12.30
Total return (B)	3.60	% (E)	4.58%	7.73%	17.69%	0.54%	(4.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,045		$10,534	$10,037	$11,524	$6,795	$6,962
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.32	% (F)	2.37%	2.41%	2.40%	2.45%	2.39%
Expenses, net waiver and reimbursement (C)	1.96	% (F)	2.03%	2.30%	2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.46	)% (F)	(0.06)%	(0.19)%	0.66%	0.62%	0.62%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.10	)% (F)	0.28%	(0.08)%	0.76%	0.77%	0.71%
Portfolio turnover rate	12	% (E)	13%	30%	26%	26%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)

Net asset value, beginning of year/period	$14.76		$15.32	$14.54	$12.45	$12.44	$13.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.22	0.18	0.30	0.25	0.28
Net realized and unrealized gain (loss) on investments	0.53		0.53	1.09	2.03	(0.07)	(0.74)
Total from investment operations	0.60		0.75	1.27	2.33	0.18	(0.46)
LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.02)	(0.30)	(0.17)	(0.17)	(0.15)
From net realized gains on investments	(0.20)		(1.29)	(0.19)	(0.07)	—	(0.51)
Total distributions	(0.54)		(1.31)	(0.49)	(0.24)	(0.17)	(0.66)
Net asset value, end of year/period	$14.82		$14.76	$15.32	$14.54	$12.45	$12.44
Total return (B)	4.16	% (E)	5.70%	8.85%	18.91%	1.56%	(3.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$47,591		$40,221	$18,671	$7,034	$1,320	$455
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.32	% (F)	1.37%	1.36%	1.35%	1.45%	1.39%
Expenses, net waiver and reimbursement (C)	0.96	% (F)	1.03%	1.25%	1.25%	1.25%	1.25%
Net investment income, before waiver and reimbursement (C)(D)	0.58	% (F)	1.17%	1.07%	2.10%	1.89%	2.04%
Net investment income, net waiver and reimbursement (C)(D)	0.94	% (F)	1.51%	1.18%	2.20%	2.06%	2.18%
Portfolio turnover rate	12	% (E)	13%	30%	26%	26%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)

Net asset value, beginning of year/period	$4.59		$5.48	$6.28	$6.31	$9.93	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.12		0.21	0.22	0.24	0.32	0.08
Net realized and unrealized gain (loss) on investments	(0.36)		(0.47)	(0.38)	0.38	(3.30)	0.09	(F)
Total from investment operations	(0.24)		(0.26)	(0.16)	0.62	(2.98)	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.04)	(0.04)	(0.29)	(0.29)	(0.09)
From return of capital	(0.26)		(0.59)	(0.60)	(0.36)	(0.35)	(0.15)
Total distributions	(0.32)		(0.63)	(0.64)	(0.65)	(0.64)	(0.24)
Net asset value, end of year/period	$4.03		$4.59	$5.48	$6.28	$6.31	$9.93
Total return (C)	(5.20	)% (D)	(4.60)%	(2.11)%	9.38%	(29.05)%	1.58	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$45,153		$50,216	$50,624	$50,307	$22,775	$7,906
Ratios to average net assets
Expenses, before waiver and reimbursement	1.75	% (E)	1.73%	1.76%	1.76%	2.03%	3.41	% (E)
Expenses, net waiver and reimbursement	1.68	% (E)	1.68%	1.65%	1.65%	1.65%	1.65	% (E)
Net investment income (loss), before waiver and reimbursement	5.63	% (E)	4.14%	3.80%	3.33%	5.00%	(0.30	)% (E)
Net investment income, net waiver and reimbursement	5.70	% (E)	4.19%	3.91%	3.44%	5.40%	1.46	% (E)
Portfolio turnover rate	30	% (D)	40%	49%	32%	96%	11	% (D)

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)

Net asset value, beginning of year/period	$4.58		$5.48	$6.28	$6.32	$9.93	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.17	0.18	0.18	0.26	0.04
Net realized and unrealized gain (loss) on investments	(0.36)		(0.47)	(0.38)	0.38	(3.27)	0.10	(F)
Total from investment operations	(0.26)		(0.30)	(0.20)	0.56	(3.01)	0.14
LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.04)	(0.04)	(0.26)	(0.26)	(0.06)
From return of capital	(0.24)		(0.56)	(0.56)	(0.34)	(0.34)	(0.15)
Total distributions	(0.30)		(0.60)	(0.60)	(0.60)	(0.60)	(0.21)
Net asset value, end of year/period	$4.02		$4.58	$5.48	$6.28	$6.32	$9.93
Total return (C)	(5.57	)% (D)	(5.49)%	(2.79)%	8.47%	(29.44)%	1.35	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$31,302		$31,580	$30,078	$18,160	$6,204	$1,278
Ratios to average net assets
Expenses, before waiver and reimbursement	2.50	% (E)	2.48%	2.51%	2.51%	2.78%	4.16	% (E)
Expenses, net waiver and reimbursement	2.43	% (E)	2.43%	2.40%	2.40%	2.40%	2.40	% (E)
Net investment income (loss), before waiver and reimbursement	4.93	% (E)	3.40%	3.12%	2.49%	4.24%	(1.03	)% (E)
Net investment income, net waiver and reimbursement	5.00	% (E)	3.45%	3.23%	2.60%	4.62%	0.73	% (E)
Portfolio turnover rate	30	% (D)	40%	49%	32%	96%	11	% (D)

(A)	The Catalyst MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the periods primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)

Net asset value, beginning of year/period	$4.60		$5.50	$6.29	$6.32	$9.94	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.13		0.23	0.24	0.25	0.32	0.09
Net realized and unrealized gain (loss) on investments	(0.37)		(0.48)	(0.38)	0.38	(3.28)	0.09	(F)
Total from investment operations	(0.24)		(0.25)	(0.14)	0.63	(2.96)	0.18
LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.05)	(0.04)	(0.29)	(0.30)	(0.09)
From return of capital	(0.26)		(0.60)	(0.61)	(0.37)	(0.36)	(0.15)
Total distributions	(0.32)		(0.65)	(0.65)	(0.66)	(0.66)	(0.24)
Net asset value, end of year/period	$4.04		$4.60	$5.50	$6.29	$6.32	$9.94
Total return (C)	(5.08	)% (D)	(4.54)%	(1.69)%	9.61%	(28.86)%	1.76	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$88,610		$118,252	$107,804	$71,237	$22,187	$6,253
Ratios to average net assets
Expenses, before waiver and reimbursement	1.50	% (E)	1.48%	1.51%	1.51%	1.78%	3.16	% (E)
Expenses, net waiver and reimbursement	1.43	% (E)	1.43%	1.40%	1.40%	1.40%	1.40	% (E)
Net investment income (loss), before waiver and reimbursement	5.95	% (E)	4.51%	4.07%	3.44%	5.08%	(0.03	)% (E)
Net investment income, net waiver and reimbursement	6.02	% (E)	4.56%	4.18%	3.55%	5.46%	1.73	% (E)
Portfolio turnover rate	30	% (D)	40%	49%	32%	96%	11	% (D)

(A)	The Catalyst MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the periods primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2019	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty-two series. These financial statements include the following nine series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Small-Cap Insider Buying (“Small-Cap Insider”)		Long-term capital appreciation
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst Enhanced Core (“Enhanced Core”)		Long-term capital appreciation
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation
Catalyst Buyback Strategy (“Buyback Strategy”)		Long-term capital appreciation
Catalyst Growth of Income (“Growth of Income”)		Income with capital appreciation as a secondary objective
Catalyst/Lyons Tactical Allocation (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Total return from long-term capital appreciation and current income
Catalyst/MAP Global Equity (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst MLP & Infrastructure (“MLP & Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation

Small-Cap Insider, Enhanced Core, Dynamic Alpha, Growth of Income, and MLP & Infrastructure are each separate non-diversified series of the Trust and Insider Buying, Buyback Strategy, Tactical Allocation, and Global Equity are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and ASU 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment companies purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Trust’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$9,930,273	$—	$—	$9,930,273
Collateral for Securities Loaned	838,004	—	—	838,004
Total Assets	$10,768,277	$—	$—	$10,768,277

Insider Buying
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$50,493,677	$—	$—	$50,493,677
Collateral for Securities Loaned	14,633,294	—	—	14,633,294
Total Assets	$65,126,971	$—	$—	$65,126,971

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Enhanced Core
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$2,571,409	$—	$2,571,409
Corporate Bonds	—	1,241,223	—	1,241,223
U.S. Government Securities	199,953	—	—	199,953
Total Assets	$199,953	$3,812,632	$—	$4,012,585
Assets - Derivatives
Futures	$73,914	$—	$—	$73,914
Total Asset Derivatives	$73,914	$—	$—	$73,914

Dynamic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$242,042,128	$—	$—	$242,042,128
Collateral for Securities Loaned	42,326,260	—	—	42,326,260
Total Assets	$284,368,388	$—	$—	$284,368,388

Buyback Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$23,303,552	$—	$—	$23,303,552
Collateral for Securities Loaned	2,739,299	—	—	2,739,299
Total Assets	$26,042,851	$—	$—	$26,042,851

Growth of Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$1,586,012	$—	$—	$1,586,012
Short-Term Investments	169,694	—	—	169,694
Collateral for Securities Loaned	38,152	—	—	38,152
Total Assets	$1,793,858	$—	$—	$1,793,858

Tactical Allocation
Assets(a)	Level 1	Level 2	Level 3	Total
U.S. Government Securities	$—	$45,343,240	$—	$45,343,240
Short-Term Investments	—	4,289,933	—	4,289,933
Total Assets	$—	$49,633,173	$—	$49,633,173

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Global Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$62,542,913	$—	$—	$62,542,913
Mutual Fund	2,111,040	—	—	2,111,040
Total Assets	$64,653,953	$—	$—	$64,653,953
Liabilities(a)
Call Options Written	$—	$472,062	$—	$472,062
Total Liabilities	$—	$472,062	$—	$472,062

MLP & Infrastructure
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$165,072,038	$—	$—	$165,072,038
Total Assets	$165,072,038	$—	$—	$165,072,038

The Funds did not hold any Level 3 securities during the year.

(a)	Refer to the Portfolio of Investments for security classifications.

b) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Funds’ portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds agent in acquiring the options).

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2019, were as follows:

			Location of derivatives on Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
Enahnced Core
	Futures Contracts	Equity	Futures unrealized appreciation	$73,914
Global Equity
	Call Options written	Equity	Options written	$(472,062)

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2019, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Enhanced Core
	Futures Contracts	Equity	Net realized gain on futures	$116,585
	Futures Contracts	Equity	Net change in unrealized appreciation on futures	73,914
			Totals	$190,499

Global Equity
	Options written	Equity	Net realized gain on options written	$150,876
	Options written	Equity	Net change in unrealized depreciation on options written	(345,998)
			Totals	$(195,122)

The contracts outstanding as of December 31, 2019 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

The following table presents the Funds’ assets and liabilities available for offset net of collateral pledged as of December 31, 2019:

				Gross Amounts of Assets Presented in the
				Statements of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Enhanced Core
Description of Asset:
Futures Contracts	Wedbush	$73,914	(1)	$73,914	(2)	$—	$—
Total		$73,914		$73,914		$—	$—
Global Equity
Description of Liability:
Options Written	Pershing	$(472,062	) (1)	$472,062	(2)	$—	$—
Total		$(472,062)		$472,062		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c) Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d) Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2019, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on federal income tax returns for all open tax years (tax years or periods ended 2017-2019 for the Funds) or expected to be taken in 2020 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLP”s) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

f) MLP & Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

g) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h) Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

i) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Small-Cap Insider	Annually	Annually
Insider Buying	Annually	Annually
Enhanced Core	Annually	Annually
Dynamic Alpha	Annually	Annually
Buyback Strategy	Annually	Annually
Growth of Income	Quarterly	Annually
Tactical Allocation	Annually	Annually
Global Equity	Annually	Annually
MLP & Infrastructure	Monthly	Annually

j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Small-Cap Insider, Insider Buying, Enhanced Core, Dynamic Alpha, Buyback Strategy, Growth of Income, Tactical Allocation, Global Equity and MLP & Infrastructure, respectively.

m) Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

n) Distributions from REITS – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Small-Cap Insider	$5,318,322	$6,587,392
Insider Buying	33,050,202	36,838,000
Enhanced Core	5,593,341	4,778,563
Dynamic Alpha	130,541,990	223,196,857
Buyback Strategy	76,111,880	78,437,315
Growth of Income	122,709	261,104
Tactical Allocation	—	15,459,331
Global Equity	12,035,664	7,079,692
MLP & Infrastructure	54,250,304	72,655,637

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolio. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fees or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the Limitation.

For the six months ended December 31, 2019, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the Limitation in effect at that time of the waiver, no later than the dates as stated below:

						Management
						Fees/Waived
	Management	Expense Limitation				Expenses
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbured
Small-Cap Insider	1.25%	1.78%	2.53%	1.53%	10/31/2020	$54,659
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2020	29,035
Enhanced Core *	0.99%	1.49%	2.24%	1.24%	10/31/2020	39,499
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2020	222,366
Buyback Strategy	1.00%	1.53%	2.28%	1.28%	10/31/2020	35,760
Growth of Income	1.00%	1.38%	2.13%	1.13%	10/31/2020	54,929
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2020	106,171
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2020	121,067
MLP & Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2020	63,818

*	Prior to November 1, 2019 the Enhanced Core Fund had management fee of 1.50% and an expense limitation of 2.02%, 2.77%, and 1.77%, for Class A, Class C, and Class I, respectively.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

	Recapture Expires
	No Later Than June 30,
Fund	2020	2021	2022
Small-Cap Insider	$89,693	$82,177	$100,091
Insider Buying	—	47,148	57,926
Enhanced Core	55,830	70,332	78,300
Dynamic Alpha	177,113	309,787	343,166
Buyback Strategy	68,815	81,377	67,033
Growth of Income	75,616	82,728	105,468
Tactical Allocation	222,067	234,191	247,376
Global Equity	36,543	53,577	156,528
MLP & Infrastructure	115,260	177,202	103,243

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC (“MFund”) and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2019 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Management Services fees” and “Compliance officer fees”.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

For the six months ended December 31, 2019, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Small-Cap Insider	$7,447	$9,652
Insider Buying	24,535	57,861
Enhanced Core	1,718	1,312
Dynamic Alpha	143,390	268,644
Buyback Strategy	8,734	33,391
Growth of Income	1,295	999
Tactical Allocation	16,397	100,394
Global Equity	15,054	53,279
MLP & Infrastructure	59,377	152,055

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciaion
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider	$10,273,348	$1,280,204	$(785,275)	$494,929
Insider Buying	60,011,945	5,742,128	(627,102)	5,115,026
Enhanced Core	3,967,855	77,116	(32,386)	44,730
Dynamic Alpha	250,992,989	34,766,689	(1,391,290)	33,375,399
Buyback Strategy	25,794,005	354,993	(106,147)	248,846
Growth of Income	1,777,871	58,099	(42,112)	15,987
Tactical Allocation	48,425,486	1,207,687	—	1,207,687
Global Equity	55,095,487	12,597,149	(3,510,745)	9,086,404
MLP & Infrastructure	173,942,418	6,593,824	(15,464,204)	(8,870,380)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2019 and June 30, 2018 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2019	Income	Capital Gains	Capital	Total
Small-Cap Insider	$—	$—	$—	$—
Insider Buying	—	—	—	—
Enhanced Core	85,648	222,229	—	307,877
Dynamic Alpha	3,632,807	59,610,934	—	63,243,741
Buyback Strategy	483,426	—	—	483,426
Growth of Income	5,019	235,508	—	240,527
Tactical Allocation	541,098	1,807,175	—	2,348,273
Global Equity	29,202	3,500,212	—	3,529,414
MLP & Infrastructure	1,520,765	—	22,449,655	23,970,420

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Small-Cap Insider	$8,451	$—	$9	$8,460
Insider Buying	—	—	—	—
Enhanced Core	17,573	11,409	—	28,982
Dynamic Alpha	28,611	8,146,316	—	8,174,927
Buyback Strategy	1,690,169	—	—	1,690,169
Growth of Income	414,345	468,555	—	882,900
Tactical Allocation	1,074,725	1,127,361	—	2,202,086
Global Equity	1,104,434	34,083	—	1,138,517
MLP & Infrastructure	984,645	—	17,495,364	18,480,009

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Small-Cap Insider	$—	$—	$(2,824,712)	$(28,223,119)	$—	$484,059	$(30,563,772)
Insider Buying	—	—	(212,538)	(12,370,539)	—	3,210,058	(9,373,019)
Enhanced Core	1,060	—	(220,949)	—	—	360,596	140,707
Dynamic Alpha	450,219	—	(12,801,446)	—	—	39,312,732	26,961,505
Buyback Strategy	82,497	—	—	(423,595)	—	752,613	411,515
Growth of Income	—	958,577	—	—	—	(61,216)	897,361
Tactical Allocation	235,539	5,052,060	—	—	—	1,522,790	6,810,389
Global Equity	704,105	733,267	—	—	—	6,833,153	8,270,525
MLP & Infrastructure	—	—	—	(5,066,963)	—	(13,519,532)	(18,586,495)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for real estate investment trusts, partnerships, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Small-Cap Insider	$117,998
Insider Buying	212,538
Enhanced Core	—
Dynamic Alpha	—
Buyback Strategy	—
Growth of Income	—
Tactical Allocation	—
Global Equity	—
MLP & Infrastructure	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Small-Cap Insider	$2,706,714
Insider Buying	—
Enhanced Core	220,949
Dynamic Alpha	12,801,446
Buyback Strategy	—
Growth of Income	—
Tactical Allocation	—
Global Equity	—
MLP & Infrastructure	—

At June 30, 2019, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Small-Cap Insider	$23,700,442	$4,522,677	$28,223,119	$1,631,355
Insider Buying	12,370,539	—	12,370,539	6,787,191
Enhanced Core	—	—	—	—
Dynamic Alpha	—	—	—	—
Buyback Strategy	423,595	—	423,595	—
Growth of Income	—	—	—	—
Tactical Allocation	—	—	—	—
Global Equity	—	—	—	—
MLP & Infrastructure	5,066,963	—	5,066,963	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, and net operating losses, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2019 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Small-Cap Insider	$(127,062)	$127,062
Insider Buying	(659,008)	659,008
Enhanced Core	—	—
Dynamic Alpha	—	—
Buyback Strategy	—	—
Growth of Income	(2,955)	2,955
Tactical Allocation	—	—
Global Equity	—	—
MLP & Infrastructure	85,489	(85,489)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

(6)	LINE OF CREDIT

Currently, MLP & Infrastructure has a $20,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to MLP & Infrastructure. Accordingly, it is possible that MLP & Infrastructure may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2019, MLP & Infrastructure accessed the line of credit, based only on the days borrowed, the average amount of borrowings outstanding was $1,112,300. As of December 31, 2019, the interest expense for MLP & Infrastructure is $4,561, the average interest rate during the year was 4.90%. As of December 31, 2019, MLP & Infrastructure had $267,000 in outstanding borrowings on the Uncommitted Line.

(7)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the US Bank NA. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2019.

Gross Amounts of Assets Presented in the Statements of Assets and Liabilities

			Percentage of
	Market Value of	Market Value of	Total Investment
Fund	Loaned Securities	Collateral (1)	Income
Small-Cap Insider	$812,704	$812,704	5.40%
Insider Buying *	14,504,002	14,504,002	0.86%
Dynamic Alpha	41,275,590	41,275,590	0.47%
Buyback Strategy *	2,688,972	2,688,972	0.99%
Growth of Income	37,369	37,369	0.04%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

The below table shows the collateral held by each Fund at the end of the period.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Small-Cap Insider
Liabilities
Securities Loaned	US Bank	$(838,004)	$—	$(838,004)	$838,004	$—	$—

Insider Buying
Liabilities
Securities Loaned	US Bank	$(14,633,294)	$—	$(14,633,294)	$14,633,294	$—	$—

Dynamic Alpha
Liabilities
Securities Loaned	US Bank	$(42,326,260)	$—	$(42,326,260)	$42,326,260	$—	$—

Buyback Strategy
Liabilities
Securities Loaned	US Bank	$(2,739,299)	$—	$(2,739,299)	$2,739,299	$—	$—

Growth of Income
Liabilities
Securities Loaned	US Bank	$(38,152)	$—	$(38,152)	$38,152	$—	$—

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2019, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Enhanced	Buyback	Growth	Lyons Tactical	MLP &
Owner	Buying	Core	Strategy	of Income	Allocation	Infrastructure
LPL Financial, LLC *			28%			32%
National Financial Services LLC	37%			36%
Pershing LLC		36%
Raymond James & Associates, Inc. *					31%

*	These owners are comprised of multiple investors and accounts.

(9)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. These amendments have been adopted with these financial statements.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2019

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and SL Advisors (“SLA”) with respect to the Catalyst MLP & Infrastructure Fund (“Catalyst MLP”).

In connection with a regular meeting held on November 11, 2019, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and SLA (the “Sub-Advisory Agreement”), with respect to the Catalyst MLP.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with its deliberations regarding renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by SLA.

Nature, Extent, and Quality of Services. The Board discussed that there had been no changes in SLA’s key personnel but SLA had added new staff members to help it manage Catalyst MLP. The Board recognized that SLA conducted thorough research on potential investments and reviewed company filings, presentations, sell-side research and industry publications before making investment decisions. The Board acknowledged that the portfolio manager also served as chief compliance officer and that SLA monitored regulatory risks by keeping abreast of proposed changes in legislation that might impact certain sectors in which the Fund invested. The Board observed that SLA attempted to mitigate risk by maintaining portfolio diversification and observing limits on position sizing. The Board discussed that SLA selected broker dealers based on competitive commissions, ability to execute, and the quality of their service and trading technology platform. The Board noted that there were no material compliance, regulatory, or litigation issues reported since the last renewal of the sub-advisory agreement, and that the advisor recommended renewal of its sub-advisory agreement with SLA. The Board concluded that the services provided by SLA were satisfactory and in line with its expectations.

Performance. The Board noted that Catalyst MLP trailed the benchmark Alerian Total Return Index across all periods. The Board considered SLA’s explanation that Canadian names held by the Fund were weak during the past year and were not included in the benchmark. The Board considered that, for tax reasons, Catalyst MLP had less than 25% invested in master limited partnerships, and that the benchmark index had 100% exposure to master limited partnerships. The Board discussed that Catalyst MLP’s performance over the long-term, while negative, was closer to the benchmark index than its 1-year returns. The Board concluded that Catalyst MLP’s performance was acceptable in light of Catalyst MLP’s investment strategy.

Fees and Expenses. The Board commented that SLA received half the total advisory fee, less waivers, if any, with a maximum fee of 0.625%. The Board noted that SLA’s sub-advisory fee for Catalyst MLP was lower than the fee it charged to other client accounts. The Board concluded that SLA’s sub-advisory fee was not unreasonable.

Profitability. The Board acknowledged that, based on information provided by SLA, SLA was sub-advising Catalyst MLP at a modest profit. The Board concluded SLA’s profits in connection with Catalyst MLP were not excessive.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2019

Economies of Scale. The Board considered whether SLA had realized economies of scale with respect to the sub-advisory services provided to Catalyst MLP. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that SLA did not appear to have materially benefited from economies of scale.

Conclusion. Having requested and received such information from SLA as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and SLA, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Catalyst MLP and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2019

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Lyons Wealth Management, LLC (“Lyons”) with respect to the Catalyst/Lyons Tactical Allocation Fund (“Lyons TA”).

In connection with a regular meeting held on November 11, 2019, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst and Lyons (the “Sub-Advisory Agreement”), with respect to Lyons TA.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with its deliberations regarding the renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by Lyons.

Nature, Extent and Quality of Services. The Board observed that Lyons’s proprietary portfolio management models included an equity selection model and a tactical allocation signal that determined Lyons TA’s allocation. The Board noted that Lyons developed and maintained investment parameters for Lyons TA. The Board recalled that Lyons TA had added options as a non-principal investment strategy. The Board noted that Lyons monitored compliance with Lyons TA’s investment limitations using checklists and that daily and monthly reports were widely disseminated to Lyons personnel to allow for multiple reconciliation of inflows, outflows and trade executions. The Board commented that Lyons’s chief compliance officer reviewed the operational, financial and regulatory status of a potential broker-dealer before selecting that broker-dealer, and periodically reviewed that broker-dealer once selected. The Board noted that Lyons reported no material compliance, regulatory or litigation issues since the sub-advisory agreement’s most recent renewal, and that the advisor recommended renewal of its sub-advisory agreement with Lyons. The Board concluded that the services provided by Lyons were in line with its expectations.

Performance. The Board observed that Lyons TA had underperformed its Morningstar category and the Lipper Flexible Portfolio Funds Index for the 1-year period but outperformed the Morningstar category across all other time periods and outperformed its benchmark over the 5-year and since inception periods. The Board concluded that Lyons TA’s performance was acceptable.

Fees and Expenses. The Board observed that Lyons’s sub-advisory fee was 50% of the advisor’s net management fee, or a maximum of 0.625% annually. It noted that Lyons’s sub-advisory fee was lower than the fee it charged to other accounts. The Board concluded that Lyons’s sub-advisory fee was not unreasonable.

Profitability. The Board observed that, based on the information Lyons provided, Lyons was operating at loss in connection with Lyons TA. The Board noted the related benefit of soft dollar credits for research generated by Lyons TA’s brokerage arrangements. The Board concluded therefore that excessive profitability was not an issue for Lyons at this time.

Economies of Scale. The Board considered whether Lyons had realized economies of scale with respect to the sub-advisory services provided to Lyons TA. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that Lyons did not appear to have benefited from economies of scale.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2019

Conclusion. Having requested and received such information from Lyons as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Lyons, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Lyons TA and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/19) and held for the entire period through 12/31/19.

Actual Expenses

The “Actual” columns of the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table below provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/19	Value 12/31/19	During Period *	Value 12/31/19	During Period *

Catalyst Small-Cap Insider Buying Fund - Class A	1.78%	$1,000.00	$935.10	$8.66	$1,016.19	$9.02
Catalyst Small-Cap Insider Buying Fund - Class C	2.53%	1,000.00	931.90	12.29	1,012.42	12.80
Catalyst Small-Cap Insider Buying Fund - Class I	1.53%	1,000.00	936.20	7.45	1,017.44	7.76
Catalyst Insider Buying Fund - Class A	1.53%	1,000.00	1,050.80	7.89	1,017.44	7.76
Catalyst Insider Buying Fund - Class C	2.28%	1,000.00	1,047.20	11.73	1,013.67	11.54
Catalyst Insider Buying Fund - Class I	1.28%	1,000.00	1,052.30	6.60	1,018.70	6.50
Catalyst Enhanced Core Fund - Class A	1.84%	1,000.00	1,035.10	9.41	1,015.89	9.32
Catalyst Enhanced Core Fund - Class C	2.60%	1,000.00	1,031.30	13.28	1,012.07	13.15
Catalyst Enhanced Core Fund - Class I	1.58%	1,000.00	1,036.20	8.09	1,017.19	8.01
Catalyst Dynamic Alpha Fund - Class A	1.38%	1,000.00	1,009.90	6.97	1,018.20	7.00
Catalyst Dynamic Alpha Fund - Class C	2.13%	1,000.00	1,006.60	10.74	1,014.43	10.79
Catalyst Dynamic Alpha Fund - Class I	1.13%	1,000.00	1,010.90	5.71	1,019.46	5.74
Catalyst Buyback Strategy Fund - Class A	1.53%	1,000.00	1,035.70	7.83	1,017.44	7.76
Catalyst Buyback Strategy Fund - Class C	2.28%	1,000.00	1,032.30	11.65	1,013.67	11.54
Catalyst Buyback Strategy Fund - Class I	1.28%	1,000.00	1,037.00	6.55	1,018.70	6.50
Catalyst Growth of Income Fund - Class A	1.38%	1,000.00	1,083.60	7.23	1,018.20	7.00
Catalyst Growth of Income Fund - Class C	2.13%	1,000.00	1,078.20	11.13	1,014.43	10.79
Catalyst Growth of Income Fund - Class I	1.13%	1,000.00	1,084.40	5.92	1,019.46	5.74
Catalyst/Lyons Tactical Allocation Fund - Class A	1.53%	1,000.00	1,004.30	7.71	1,017.44	7.76
Catalyst/Lyons Tactical Allocation Fund - Class C	2.28%	1,000.00	1,001.20	11.47	1,013.67	11.54
Catalyst/Lyons Tactical Allocation Fund - Class I	1.28%	1,000.00	1,006.50	6.46	1,018.70	6.50
Catalyst/MAP Global Equity Fund - Class A	1.21%	1,000.00	1,040.00	6.20	1,019.05	6.14
Catalyst/MAP Global Equity Fund - Class C	1.96%	1,000.00	1,036.00	10.03	1,015.28	9.93
Catalyst/MAP Global Equity Fund - Class I	0.96%	1,000.00	1,041.60	4.93	1,020.31	4.88
Catalyst MLP & Infrastructure Fund - Class A	1.68%	1,000.00	948.00	8.23	1,016.69	8.52
Catalyst MLP & Infrastructure Fund - Class C	2.43%	1,000.00	944.30	11.88	1,012.92	12.30
Catalyst MLP & Infrastructure Fund - Class I	1.43%	1,000.00	949.20	7.01	1,017.95	7.25

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT as am exhibit to its report may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi __________
President
Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 6, 2020